Fidelity® Variable Insurance Products:

Asset Manager: Growth® Portfolio

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

Market Environment	3	A review of what happened in world markets during the past 12 months.
Performance and Investment Summary	4	How the fund has done over time, and an overview of the fund's investments at the end of the period.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	23	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	27	Notes to the financial statements.
Independent Auditors' Report	31	The auditors' opinion.
Distributions	32

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Market Environment

It used to be that there were few parallels between international equity market performance relative to stock markets in the United States. In recent years, however, e-commerce and other technological advances have made trade between nations that are oceans apart easier and more efficient than ever. Thus, with the U.S. being one of the world's favorite trading partners, the performance of international markets has become that much more sensitive to fluctuations in the U.S. At no time was this more apparent than during 2000. As U.S. equities skyrocketed in the first quarter of the year, so too did most worldwide markets. And when rising interest rates, a slowing economy and near record-high oil prices hammered U.S. stocks for the remainder of the year, international issues fell in sync. Fixed-income markets generally demonstrated similar parallels, as investors worldwide - including the U.S. - retreated to the safety and relatively high returns of bonds.

U.S. Stock Markets

Compared to 1999, stock market behavior and performance in 2000 unfolded in almost the exact opposite direction. For instance, the technology sector, which drove the NASDAQ Composite Index to a record-high annual return of 86.12% in 1999, caused the same index to fall 39.17% in 2000, the worst decline in the benchmark's history. Also in 1999, growth outperformed value, equities did better than bonds, and initial public offerings (IPOs) and Internet stocks were all the rage. Conversely, in 2000, value was the investment style of choice, Treasury and government bonds soared while most major equity indexes finished the year with negative returns, and many IPOs and Internet stocks were given the cold shoulder. A number of factors figured into this role reversal. The surging economic growth of the past few years was tempered by a series of interest-rate hikes by the Federal Reserve Board. A sharp increase in oil prices accelerated the slowdown, and the resulting effect led to a series of corporate earnings disappointments. For the 12-month period ending December 31, 2000, the large-cap weighted Standard & Poor's 500SM Index fell 9.10%, the blue-chip Dow Jones Industrial Average declined 4.71%, and the Russell 2000® Index - a barometer of small-cap stock performance - dropped 3.02%.

Foreign Stock Markets

Asian equity markets were among the poorest-performing stock markets in 2000, as several countries in the region struggled to overcome bad loans and less-than-effective financial restructuring programs. South Korea posted one of the worst numbers, as the Korea Composite Stock Price Index (KOSPI) declined 55.88% during the year. The TOPIX Index, a benchmark of the Japanese stock market, fell 32.79%. Although Hong Kong was among the more resilient markets in the region, concerns about a slowdown in the U.S. dragged the Hang Seng Index down 9.51% during the period. Many European stock markets also floundered in 2000, thanks to the sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and significant capital outlays for third-generation mobile-phone licenses took their toll on corporate earnings, causing the Morgan Stanley Capital International Europe Index to decline 8.19% in 2000. The Canadian equity market was one of the only foreign players to enjoy positive performance. Heavily weighted in oil, gas and financial services - three of the year's best performing sectors - the Toronto Stock Exchange (TSE) 300 returned 3.78% for the 12-month period.

U.S. Bond Markets

Strong technical factors in the market propelled investment-grade bonds past stocks during the 12-month period that ended December 31, 2000. In its strongest showing since 1995, the Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 11.63% during this time frame. Early in 2000, Treasuries assumed market leadership from the spread sectors - corporate, mortgage and agency bonds - a position it never relinquished. A growing federal budget surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting. Anticipation that the Fed was finished raising interest rates following a half-point hike in May, combined with persistent flights to safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 13.52% during the period. Meanwhile, the Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 12.18% and 11.16%, respectively. Agencies rallied later in the period behind reduced political risk surrounding government-sponsored enterprises, while discount mortgages surged on higher-than-normal prepayment activity due to a strong housing market. Corporates lagged behind, hurt somewhat by deteriorating credit conditions and growing supply pressures. Still, the Lehman Brothers Credit Bond Index closed out the period up a respectable 9.39%.

Foreign Bond Markets

For the most part, foreign bonds - like those in the U.S. - outperformed their equity counterparts, but absolute returns varied among nations and regions. International government debt, for instance, struggled against the threat and/or realization of higher interest rates, inflation fears, a weakening euro and skepticism about the economic reform efforts of certain countries. For the 12-month period ending December 31, 2000, international government bonds fell 2.63%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. Conversely, emerging-markets bonds performed solidly throughout the year. The J.P. Morgan Emerging Markets Bond Index Global returned 14.41% for the 12-month period. During the past year, emerging-markets credit upgrades outnumbered downgrades by more than three to one.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Initial Class	-12.47%	12.23%	13.97%
Asset Manager: Growth Composite	-3.29%	14.64%	n/a *
S&P 500 ®	-9.10%	18.33%	21.35%
LB Aggregate Bond	11.63%	6.46%	8.40%
LB 3 Month T-Bill	6.20%	5.47%	n/a *

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.**

This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class on January 31, 1995, shortly after the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $21,862 - a 118.62% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $31,108 - a 211.08% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $15,885 - a 58.85% increase. You can also look at how the Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $25,146 - a 151.46% increase.

Investment Summary

Top Five Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	2.9
Citigroup, Inc.	1.9
Exxon Mobil Corp.	1.8
Pfizer, Inc.	1.8
Cisco Systems, Inc.	1.7
10.1
Top Five Market Sectors as of December 31, 2000
(stocks only)	% of fund's net assets
Technology	17.3
Finance	12.6
Health	11.0
Utilities	7.6
Energy	5.1
Asset Allocation as of December 31, 2000
% of fund's net assets *
Stock Class 74.9%
Bond Class 22.7%
Short-Term Class 2.4%

* Foreign investments 3.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class	-12.54%	12.10%	13.86%
Asset Manager: Growth Composite	-3.29%	14.64%	n/a *
S&P 500	-9.10%	18.33%	21.35%
LB Aggregate Bond	11.63%	6.46%	8.40%
LB 3 Month T-Bill	6.20%	5.47%	n/a *

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.**

This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class on January 31, 1995, shortly after the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $21,736 - a 117.36% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $31,108 - a 211.08% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $15,885 - a 58.85% increase. You can also look at how the Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $25,146 - a 151.46% increase.

Investment Summary

Top Five Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	2.9
Citigroup, Inc.	1.9
Exxon Mobil Corp.	1.8
Pfizer, Inc.	1.8
Cisco Systems, Inc.	1.7
10.1
Top Five Market Sectors as of December 31, 2000
(stocks only)	% of fund's net assets
Technology	17.3
Finance	12.6
Health	11.0
Utilities	7.6
Energy	5.1
Asset Allocation as of December 31, 2000
% of fund's net assets *
Stock Class 74.9%
Bond Class 22.7%
Short-Term Class 2.4%

* Foreign investments 3.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 year	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class 2	-12.66%	12.07%	13.83%
Asset Manager: Growth Composite	-3.29%	14.64%	n/a *
S&P 500	-9.10%	18.33%	21.35%
LB Aggregate Bond	11.63%	6.46%	8.40%
LB 3 Month T-Bill	6.20%	5.47%	n/a *

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.**

This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2 on January 31, 1995, shortly after the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $21,705 - a 117.05% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $31,108 over the same period - a 211.08% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $15,885 - a 58.85% increase. You can also look at how the Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $25,146 - a 151.46% increase.

Investment Summary

Top Five Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	2.9
Citigroup, Inc.	1.9
Exxon Mobil Corp.	1.8
Pfizer, Inc.	1.8
Cisco Systems, Inc.	1.7
10.1
Top Five Market Sectors as of December 31, 2000
(stocks only)	% of fund's net assets
Technology	17.3
Finance	12.6
Health	11.0
Utilities	7.6
Energy	5.1
Asset Allocation as of December 31, 2000
% of fund's net assets *
Stock Class 74.9%
Bond Class 22.7%
Short-Term Class 2.4%

* Foreign investments 3.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Bart Grenier, Portfolio Manager of Asset Manager: Growth Portfolio

Q. How did the fund perform, Bart?

A. For the 12 months that ended December 31, 2000, the fund lagged the Fidelity Asset Manager: Growth Composite Index, which returned -3.29%.

Q. How did your asset allocation strategies influence performance?

A. I maintained the fund's tilt toward equities, allocating just over 74% of net assets on average to stocks during the period. The fund's neutral allocation mix typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Although this strategy was successful early in the period when the bulls were running, it failed later in the year when market conditions took a turn for the worse. The other side to this strategy was our positioning in bonds, which further hampered relative performance. We paid the price for allocating much of the bond subportfolio to high-yield securities at the expense of investment-grade debt, which had a stellar year. Pursuing growth among the more volatile asset classes, such as equities and high-yield bonds, simply proved perilous during the 12-month period.

Q. What factors drove the fund's equity holdings?

A. It was a challenging period given the unusually high levels of volatility in the market, spawned by sectors and styles that frequently rotated in and out of favor. The quantitative models Steve Snider used emphasized fundamental data, such as earnings growth, as the driving force behind individual security selection. As such, given the market's disregard for fundamentals early in the period, we missed out on many stocks that soared despite having no earnings. On the other hand, several stocks we owned were punished late in the year when the economy turned and earnings growth failed to materialize. Given the fund's overall growth mandate, the equity component was relatively aggressive throughout the year, with a consistent overweighting in technology stocks. The fund was positioned in companies with superior growth prospects and attractive valuations, while maintaining market-cap exposure comparable to the Standard & Poor's 500 Index. But these risk controls weren't sufficient to overcome the drag caused by a dramatic falloff in the tech sector. Large-cap holdings, such as Microsoft, Lucent and Intel, did most of the damage to our returns during the period, although the fund did well in semiconductor stocks, such as Texas Instruments and LSI Logic. Retailers, most notably Wal-Mart, also weighed on performance. On the plus side, many of the fund's defensive holdings fared quite well, particularly within the health sector, where drug stocks Merck and Pfizer were winners. High-growth financials, including Citigroup and American International Group, also were meaningful contributors.

Q. How did the fund's bond subportfolio fare?

A. Poor liquidity and declining credit quality hammered the prices of high-yield bonds during the period, with yield spreads widening to levels not seen since the 1990 recession. The fund's exposure to the telecommunications sector hurt the most. Mark Notkin, who took over the high-yield portion of the fund in June, helped limit our downside by reducing the fund's risk profile. On the investment-grade side, Charlie Morrison and his team did a nice job of responding to changing conditions in the marketplace and positioning the fund to benefit from them. The federal government's decision to buy back outstanding debt and reduce future issuance, coupled with the market's steady migration toward high-quality securities, sparked a strong rally in the fund's long-term Treasury holdings. Security selection among agency and mortgage securities further aided performance, as did our positioning in corporate bonds.

Q. And the fund's short-term/money market investments?

A. Early in 2000, the yield curve flattened out dramatically. In response, John Todd let the average maturity of the fund's money market subportfolio roll down, believing that strong economic growth and the risk of rising inflation were likely to set off a protracted period of Federal Reserve Board tightening. Entering the fourth quarter, we extended the subportfolio's average maturity in anticipation of slower economic growth and a more accommodative Fed. It's important for shareholders to note that, in July, the fund began to invest nearly all of its money market investments in a Fidelity-managed money market mutual fund in lieu of investing directly in individual money market securities.

Q. What's your outlook?

A. Given the rate of economic deceleration, the markets are anticipating the Fed to cut interest rates early in 2001. Historically, financial assets have performed quite well in the year following the start of a Fed easing campaign. I'm generally positive overall on the markets in that environment, particularly high-yield, where there's plenty of upside potential. I'm optimistic about equities as well, but not overly so, as there are still some fairly highly valued securities out there despite the stunning recent declines in the markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: maximize total return over the long term by allocating its assets among stocks, bonds and short-term instruments

Start date: January 3, 1995

Size: as of December 31, 2000, more than $497 million

Manager: Bart Grenier, since May 2000; joined Fidelity in 1991

3

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments December 31, 2000

Showing Percentage of Net Assets

Common Stocks - 69.1%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 1.0%
Aerospace & Defense - 0.8%
Boeing Co.	27,000	$ 1,782,000
Precision Castparts Corp.	52,800	2,220,900
		4,002,900
Ship Building & Repair - 0.2%
General Dynamics Corp.	9,700	756,600
TOTAL AEROSPACE & DEFENSE		4,759,500
BASIC INDUSTRIES - 0.8%
Chemicals & Plastics - 0.8%
Air Products & Chemicals, Inc.	19,000	779,000
FMC Corp. (a)	13,500	967,781
Pharmacia Corp.	39,400	2,403,400
		4,150,181
CONSTRUCTION & REAL ESTATE - 0.5%
Building Materials - 0.0%
American Standard Companies, Inc. (a)	1,500	73,969
Construction - 0.2%
Lennar Corp.	20,000	725,000
Engineering - 0.1%
Dycom Industries, Inc. (a)	18,000	646,875
Real Estate Investment Trusts - 0.2%
Crescent Real Estate Equities Co.	2,500	55,625
Host Marriott Corp.	79,600	1,029,825
		1,085,450
TOTAL CONSTRUCTION & REAL ESTATE		2,531,294
DURABLES - 0.2%
Autos, Tires, & Accessories - 0.1%
SPX Corp. (a)	3,300	357,019
Home Furnishings - 0.1%
Hillenbrand Industries, Inc.	9,600	494,400
Textiles & Apparel - 0.0%
Liz Claiborne, Inc.	7,400	308,025
TOTAL DURABLES		1,159,444
ENERGY - 5.1%
Energy Services - 0.5%
Schlumberger Ltd. (NY Shares)	21,100	1,686,681
Tidewater, Inc.	18,000	798,750
		2,485,431
Oil & Gas - 4.6%
Anadarko Petroleum Corp.	11,200	796,096
Apache Corp.	13,000	910,813
Devon Energy Corp.	29,000	1,768,130
EOG Resources, Inc.	40,900	2,236,719
Exxon Mobil Corp.	106,000	9,215,375

	Shares	Value (Note 1)
Noble Affiliates, Inc.	41,500	$ 1,909,000
Royal Dutch Petroleum Co. (NY Shares)	65,200	3,948,675
Valero Energy Corp.	50,100	1,863,094
		22,647,902
TOTAL ENERGY		25,133,333
FINANCE - 12.6%
Banks - 2.8%
BancWest Corp.	83,300	2,176,213
Bank of America Corp.	49,900	2,289,163
Bank of New York Co., Inc.	14,700	811,256
Chase Manhattan Corp.	39,500	1,794,781
City National Corp.	24,200	939,263
Comerica, Inc.	27,200	1,615,000
Northern Trust Corp.	10,100	823,781
Silicon Valley Bancshares (a)	22,900	791,481
Wells Fargo & Co.	51,900	2,890,181
		14,131,119
Credit & Other Finance - 3.2%
American Express Co.	40,500	2,224,969
AmeriCredit Corp. (a)	56,200	1,531,450
Citigroup, Inc.	182,200	9,303,588
Greenpoint Financial Corp.	28,600	1,170,813
MBNA Corp.	39,800	1,470,113
		15,700,933
Federal Sponsored Credit - 1.1%
Fannie Mae	40,500	3,513,375
USA Education, Inc.	29,100	1,978,800
		5,492,175
Insurance - 3.7%
AMBAC Financial Group, Inc.	31,050	1,810,603
American International Group, Inc.	70,400	6,938,800
Arthur J. Gallagher & Co.	28,300	1,800,588
CIGNA Corp.	10,400	1,375,920
Jefferson-Pilot Corp.	23,800	1,779,050
Loews Corp.	13,400	1,387,738
MGIC Investment Corp.	25,300	1,706,169
PMI Group, Inc.	11,300	764,869
Radian Group, Inc.	13,400	1,005,838
		18,569,575
Savings & Loans - 0.4%
Golden State Bancorp, Inc.	66,300	2,084,306
Securities Industry - 1.4%
Alliance Capital Management Holding LP	14,600	739,125
Federated Investors, Inc. Class B (non-vtg.)	58,900	1,715,463
Merrill Lynch & Co., Inc.	24,000	1,636,500
Morgan Stanley Dean Witter & Co.	34,200	2,710,350
		6,801,438
TOTAL FINANCE		62,779,546
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - 11.0%
Drugs & Pharmaceuticals - 7.5%
Albany Molecular Research, Inc. (a)	33,500	$ 2,064,438
American Home Products Corp.	39,600	2,516,580
Amgen, Inc. (a)	31,200	1,994,850
Bristol-Myers Squibb Co.	59,800	4,421,463
Eli Lilly & Co.	34,300	3,192,044
Forest Laboratories, Inc. (a)	13,600	1,807,100
IDEC Pharmaceuticals Corp. (a)	9,200	1,743,975
IVAX Corp. (a)	37,900	1,451,570
Merck & Co., Inc.	73,600	6,890,800
Pfizer, Inc.	192,100	8,836,600
Schering-Plough Corp.	44,500	2,525,375
		37,444,795
Medical Equipment & Supplies - 1.9%
Abbott Laboratories	47,100	2,281,406
Cardinal Health, Inc.	7,500	747,188
Johnson & Johnson	42,300	4,444,144
Medtronic, Inc.	36,500	2,203,688
		9,676,426
Medical Facilities Management - 1.6%
Tenet Healthcare Corp.	46,000	2,044,125
Trigon Healthcare, Inc. (a)	26,700	2,077,594
UnitedHealth Group, Inc.	23,400	1,436,175
Universal Health Services, Inc. Class B (a)	20,300	2,268,525
		7,826,419
TOTAL HEALTH		54,947,640
INDUSTRIAL MACHINERY & EQUIPMENT - 4.6%
Electrical Equipment - 4.0%
C&D Technologies, Inc.	14,000	604,625
General Electric Co.	301,400	14,448,331
Powerwave Technologies, Inc. (a)	45,500	2,661,750
Scientific-Atlanta, Inc.	30,000	976,875
Vicor Corp. (a)	44,100	1,339,538
		20,031,119
Industrial Machinery & Equipment - 0.6%
Tyco International Ltd.	53,100	2,947,050
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		22,978,169
MEDIA & LEISURE - 2.2%
Broadcasting - 0.5%
NTL, Inc. warrants 10/14/08 (a)	427	8,113
Time Warner, Inc.	40,200	2,100,048
Wireless Facilities, Inc.	7,800	282,750
		2,390,911
Entertainment - 0.9%
Metro-Goldwyn-Mayer, Inc. (a)	22,000	358,875

	Shares	Value (Note 1)
Viacom, Inc. Class B (non-vtg.) (a)	46,100	$ 2,155,175
Walt Disney Co.	63,400	1,834,638
		4,348,688
Leisure Durables & Toys - 0.2%
Harley-Davidson, Inc.	25,900	1,029,525
Lodging & Gaming - 0.3%
International Game Technology (a)	33,300	1,598,400
Restaurants - 0.3%
Brinker International, Inc. (a)	12,300	519,675
Tricon Global Restaurants, Inc. (a)	15,800	521,400
Wendy's International, Inc.	18,000	472,500
		1,513,575
TOTAL MEDIA & LEISURE		10,881,099
NONDURABLES - 3.5%
Beverages - 1.2%
Adolph Coors Co. Class B	17,200	1,381,375
The Coca-Cola Co.	75,300	4,588,594
		5,969,969
Foods - 1.1%
Campbell Soup Co.	20,000	692,500
PepsiCo, Inc.	66,800	3,310,775
Sysco Corp.	46,200	1,386,000
		5,389,275
Household Products - 0.6%
Procter & Gamble Co.	39,800	3,121,813
Tobacco - 0.6%
Philip Morris Companies, Inc.	68,500	3,014,000
TOTAL NONDURABLES		17,495,057
PRECIOUS METALS - 0.0%
Placer Dome, Inc.	8,800	84,819
RETAIL & WHOLESALE - 3.3%
Apparel Stores - 0.7%
Talbots, Inc.	46,600	2,126,125
Venator Group, Inc. (a)	78,400	1,215,200
		3,341,325
General Merchandise Stores - 1.5%
Kohls Corp. (a)	2,500	152,500
Wal-Mart Stores, Inc.	135,900	7,219,688
		7,372,188
Grocery Stores - 0.2%
Pathmark Stores, Inc. (a)	53,216	878,064
Retail & Wholesale, Miscellaneous - 0.9%
Home Depot, Inc.	70,400	3,216,400
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - continued
RadioShack Corp.	17,500	$ 749,219
Tiffany & Co., Inc.	24,800	784,300
		4,749,919
TOTAL RETAIL & WHOLESALE		16,341,496
SERVICES - 0.4%
Educational Services - 0.0%
Devry, Inc. (a)	3,600	135,900
Services - 0.4%
Caremark Rx, Inc. (a)	75,800	1,028,038
Robert Half International, Inc. (a)	31,200	826,800
		1,854,838
TOTAL SERVICES		1,990,738
TECHNOLOGY - 17.3%
Communications Equipment - 2.6%
Cabletron Systems, Inc. (a)	28,400	427,775
Cisco Systems, Inc. (a)	218,600	8,361,450
Corning, Inc.	16,800	887,250
Nortel Networks Corp.	94,000	3,013,875
		12,690,350
Computer Services & Software - 6.7%
Advent Software, Inc. (a)	30,200	1,209,888
America Online, Inc. (a)	70,200	2,442,960
BEA Systems, Inc. (a)	22,400	1,507,800
Cadence Design Systems, Inc. (a)	65,500	1,801,250
Cerner Corp. (a)	32,500	1,503,125
i2 Technologies, Inc. (a)	18,400	1,000,500
Internet Security Systems, Inc. (a)	8,500	666,719
Intuit, Inc. (a)	14,700	579,731
Jack Henry & Associates, Inc.	33,000	2,050,125
Mercury Interactive Corp. (a)	14,200	1,281,550
Microsoft Corp. (a)	162,000	7,026,750
Networks Associates, Inc. (a)	43,000	180,063
Oracle Corp. (a)	171,300	4,978,406
PurchasePro.com, Inc. (a)	53,100	929,250
Rational Software Corp. (a)	29,500	1,148,656
SEI Investments Co.	5,200	582,400
Siebel Systems, Inc. (a)	18,200	1,230,775
Sybase, Inc. (a)	80,200	1,588,963
TIBCO Software, Inc. (a)	11,100	532,106
VERITAS Software Corp. (a)	10,500	918,750
		33,159,767
Computers & Office Equipment - 3.2%
Brocade Communications Systems, Inc. (a)	7,400	679,413
Digital Lightwave, Inc. (a)	26,300	833,381
EMC Corp. (a)	66,300	4,408,950

	Shares	Value (Note 1)
Hewlett-Packard Co.	60,600	$ 1,912,688
International Business Machines Corp.	53,500	4,547,500
Juniper Networks, Inc. (a)	7,200	907,650
Sun Microsystems, Inc. (a)	98,500	2,745,688
		16,035,270
Electronic Instruments - 0.6%
Aeroflex, Inc. (a)	21,800	628,453
Newport Corp.	8,000	628,875
PerkinElmer, Inc.	9,200	966,000
Tektronix, Inc.	22,400	754,600
		2,977,928
Electronics - 4.2%
Amphenol Corp. Class A (a)	11,800	462,413
Analog Devices, Inc. (a)	10,100	516,994
Applied Micro Circuits Corp. (a)	17,200	1,290,806
Arrow Electronics, Inc. (a)	50,000	1,431,250
AVX Corp.	62,900	1,029,988
Cirrus Logic, Inc. (a)	82,000	1,537,500
Exar Corp. (a)	33,900	1,050,370
Intel Corp.	204,300	6,141,769
Linear Technology Corp.	11,900	550,375
Molex, Inc.	14,800	525,400
NVIDIA Corp. (a)	12,100	396,464
PMC-Sierra, Inc. (a)	8,700	684,038
Technitrol, Inc.	36,800	1,513,400
Texas Instruments, Inc.	52,600	2,491,925
Transwitch Corp. (a)	25,200	985,950
Vishay Intertechnology, Inc. (a)	28,500	431,063
		21,039,705
TOTAL TECHNOLOGY		85,903,020
TRANSPORTATION - 0.3%
Air Transportation - 0.2%
Southwest Airlines Co.	37,100	1,243,963
Trucking & Freight - 0.1%
Expeditors International of Washington, Inc.	5,000	268,438
TOTAL TRANSPORTATION		1,512,401
UTILITIES - 6.3%
Cellular - 0.4%
Leap Wireless International, Inc. warrants 4/15/10 (a)(g)	100	200
McCaw International Ltd. warrants 4/16/07 (a)(g)	910	9,100
QUALCOMM, Inc. (a)	22,600	1,857,438
		1,866,738
Electric Utility - 1.1%
Calpine Corp. (a)	37,200	1,676,325
Entergy Corp.	18,000	761,625
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utility - continued
IDACORP, Inc.	31,000	$ 1,520,938
NRG Energy, Inc.	50,100	1,393,406
		5,352,294
Gas - 2.1%
Dynegy, Inc. Class A	31,800	1,782,788
Enron Corp.	32,300	2,684,938
Equitable Resources, Inc.	24,800	1,655,400
Kinder Morgan, Inc.	35,100	1,831,781
Mitchell Energy & Development Corp. Class A	29,800	1,825,250
Questar Corp.	27,300	820,706
		10,600,863
Telephone Services - 2.7%
AT&T Corp.	114,300	1,978,819
BellSouth Corp.	57,000	2,333,438
Ono Finance PLC rights 5/31/09 (a)(g)	310	1,860
SBC Communications, Inc.	103,100	4,923,025
Verizon Communications	82,700	4,145,338
		13,382,480
TOTAL UTILITIES		31,202,375
TOTAL COMMON STOCKS (Cost $326,706,569)		343,850,112
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 0.2%
MEDIA & LEISURE - 0.2%
Broadcasting - 0.2%
Earthwatch, Inc. Series C, $0.2975 (g)	18,901	4,725
Radio One, Inc. $65.00 (g)	1,100	871,750
		876,475
Nonconvertible Preferred Stocks - 1.8%
FINANCE - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	159,891
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Fresenius Medical Care Capital Trust II $7.875	186	178,926
MEDIA & LEISURE - 0.5%
Broadcasting - 0.4%
Adelphia Communications Corp. Series B, $13.00	1,033	82,640

	Shares	Value (Note 1)
Citadel Broadcasting Co. Series B, $13.25 pay-in-kind	3,971	$ 333,564
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	12,388	1,288,352
Pegasus Communications Corp. $127.50 pay-in-kind	69	65,291
		1,769,847
Publishing - 0.1%
PRIMEDIA, Inc.:
$9.20	4,338	338,364
Series D, $10.00	4,544	372,608
		710,972
TOTAL MEDIA & LEISURE		2,480,819
UTILITIES - 1.3%
Cellular - 0.8%
Crown Castle International Corp. $127.50 pay-in-kind	1,068	1,025,280
Dobson Communications Corp. $130.00 pay-in-kind	136	121,040
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	3,011	2,499,130
		3,645,450
Telephone Services - 0.5%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,573	1,525,810
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	835	417,500
XO Communications, Inc. $7.00 pay-in-kind	21,769	696,608
		2,639,918
TOTAL UTILITIES		6,285,368
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,105,004
TOTAL PREFERRED STOCKS (Cost $11,390,683)		9,981,479
Corporate Bonds - 12.6%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.5%
HEALTH - 0.4%
Medical Facilities Management - 0.4%
Tenet Healthcare Corp. 6% 12/1/05	B1	$ 1,290,000	1,122,300
Total Renal Care Holdings, Inc.:
7% 5/15/09 (g)	B3	500,000	415,000
7% 5/15/09	B3	530,000	439,900
			1,977,200
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
MEDIA & LEISURE - 0.1%
Broadcasting - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	Caa2	$ 560,000	$ 418,600
TOTAL CONVERTIBLE BONDS			2,395,800
Nonconvertible Bonds - 12.1%
BASIC INDUSTRIES - 0.8%
Chemicals & Plastics - 0.6%
Avecia Group PLC 11% 7/1/09	B2	750,000	742,500
Huntsman Corp. 9.5% 7/1/07 (g)	B2	745,000	439,550
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	140,000	134,400
Lyondell Chemical Co. Series B, 9.875% 5/1/07	Ba3	1,140,000	1,100,100
Sovereign Specialty Chemicals, Inc. 11.875% 3/15/10	B3	305,000	295,088
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	395,000	359,450
			3,071,088
Packaging & Containers - 0.2%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	560,000	347,200
9.75% 6/15/07	Caa1	660,000	415,800
			763,000
Paper & Forest Products - 0.0%
Potlatch Corp. 6.25% 3/15/02	Baa1	80,000	78,829
TOTAL BASIC INDUSTRIES			3,912,917
CONSTRUCTION & REAL ESTATE - 0.2%
Building Materials - 0.1%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2	300,000	289,500
American Standard, Inc. 7.375% 4/15/05	Ba2	40,000	38,700
Numatics, Inc. 9.625% 4/1/08	B3	30,000	18,600
			346,800
Real Estate - 0.0%
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	100,000	99,917
Real Estate Investment Trusts - 0.1%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	100,000	97,815

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
7.125% 3/15/04	Baa2	$ 110,000	$ 109,557
Equity Office Properties Trust:
6.375% 2/15/03	Baa1	100,000	99,194
6.75% 2/15/08	Baa1	100,000	96,915
7.75% 11/15/07	Baa1	100,000	102,818
			506,299
TOTAL CONSTRUCTION & REAL ESTATE			953,016
DURABLES - 0.1%
Autos, Tires, & Accessories - 0.0%
TRW, Inc. 8.75% 5/15/06	Baa1	100,000	99,620
Home Furnishings - 0.0%
Sealy Mattress Co. 9.875% 12/15/07	B2	60,000	57,750
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	135,000	128,559
TOTAL DURABLES			285,929
ENERGY - 0.6%
Coal - 0.1%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	330,000	328,350
Energy Services - 0.1%
R&B Falcon Corp. Series B, 6.5% 4/15/03	Ba3	320,000	306,400
RBF Finance Co. 11% 3/15/06	Ba3	300,000	347,250
			653,650
Oil & Gas - 0.4%
Apache Corp. 7.625% 7/1/19	A3	75,000	77,591
Chesapeake Energy Corp. Series B:
7.875% 3/15/04	B2	175,000	169,750
9.625% 5/1/05	B2	495,000	507,375
Cross Timbers Oil Co. Series B:
8.75% 11/1/09	B2	290,000	290,725
9.25% 4/1/07	B2	55,000	55,688
Occidental Petroleum Corp. 9.75% 6/15/01	Baa3	100,000	101,284
Oryx Energy Co.:
8% 10/15/03	Baa1	95,000	98,449
8.125% 10/15/05	Baa1	140,000	148,106
8.375% 7/15/04	Baa1	195,000	205,524
Petro-Canada 7% 11/15/28	A3	50,000	47,023
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	$ 60,000	$ 68,654
Plains Resources, Inc. Series B, 10.25% 3/15/06	B2	45,000	44,775
			1,814,944
TOTAL ENERGY			2,796,944
FINANCE - 1.1%
Banks - 0.3%
Bank of America Corp. 7.8% 2/15/10	Aa3	40,000	41,678
Bank of Tokyo-Mitsubishi Ltd. 8.4% 4/15/10	A3	70,000	74,569
Bank One Capital III 8.75% 9/1/30	Aa3	100,000	97,769
Bank One Corp. 7.875% 8/1/10	A1	200,000	208,366
BankBoston Corp. 6.625% 2/1/04	A3	60,000	60,308
Capital One Bank:
6.375% 2/15/03	Baa2	130,000	126,950
6.65% 3/15/04	Baa3	260,000	251,033
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	91,314
Commonwealth Bank of Australia 8.5% 6/1/10	Aa3	100,000	110,259
Den Danske Bank AS 6.375% 6/15/08 (g)(j)	A1	170,000	167,238
Korea Development Bank 6.625% 11/21/03	Baa2	95,000	93,271
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	100,000	101,958
9.118% 3/31/49	A1	60,000	65,275
			1,489,988
Credit & Other Finance - 0.7%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	Aa3	80,000	82,531
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	125,000	116,835
Associates Corp. of North America 5.8% 4/20/04	Aa3	180,000	176,942
Citigroup, Inc. 7.25% 10/1/10	Aa3	200,000	206,626
Countrywide Funding Corp. 6.45% 2/27/03	A3	150,000	149,867
Details Capital Corp. 0% 11/15/07 (e)	Caa1	85,000	66,300

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	$ 140,000	$ 138,600
ERP Operating LP:
6.55% 11/15/01	A3	55,000	54,934
7.1% 6/23/04	A3	100,000	100,495
First Security Capital I 8.41% 12/15/26	A3	50,000	46,525
Ford Motor Credit Co.:
7.5% 3/15/05	A2	140,000	143,482
7.875% 6/15/10	A2	180,000	185,161
GS Escrow Corp. 7% 8/1/03	Ba1	190,000	182,326
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	80,000	78,840
PTC International Finance BV 0% 7/1/07 (e)	B2	860,000	632,100
PTC International Finance II SA 11.25% 12/1/09	B2	85,000	80,750
Qwest Capital Funding, Inc. 7.75% 8/15/06 (g)	Baa1	200,000	207,616
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	40,000	38,331
6.875% 11/15/28	Baa1	220,000	177,890
The Money Store, Inc. 7.3% 12/1/02	A2	100,000	101,423
TXU Eastern Funding:
6.15% 5/15/02	Baa1	60,000	59,025
6.75% 5/15/09	Baa1	120,000	112,614
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	90,000	79,486
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	100,000	105,260
Verizon Global Funding Corp.:
6.75% 12/1/05 (g)	A1	80,000	80,240
7.75% 12/1/30 (g)	A1	120,000	123,118
			3,527,317
Savings & Loans - 0.1%
Home Savings of America FSB 6.5% 8/15/04	A3	90,000	89,456
Long Island Savings Bank FSB 7% 6/13/02	Baa3	140,000	138,866
Sovereign Bancorp, Inc. 6.625% 3/15/01	Ba3	100,000	99,660
			327,982
Securities Industry - 0.0%
Amvescap PLC yankee 6.375% 5/15/03	A2	200,000	197,162
TOTAL FINANCE			5,542,449
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH - 0.1%
Medical Facilities Management - 0.1%
Columbia/HCA Healthcare Corp.:
6.73% 7/15/45	Ba2	$ 210,000	$ 203,438
7.15% 3/30/04	Ba2	125,000	121,719
Fountain View, Inc. 11.25% 4/15/08	Caa1	460,000	188,600
Unilab Corp. 12.75% 10/1/09	B3	150,000	161,250
			675,007
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Industrial Machinery & Equipment - 0.2%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	430,000	428,925
Roller Bearing Holding, Inc. 0% 6/15/09 (e)(g)	-	500,000	275,000
Tyco International Group SA:
7% 6/15/28	Baa1	280,000	263,637
yankee 6.375% 6/15/05	Baa1	30,000	29,897
			997,459
Pollution Control - 0.1%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	230,000	220,800
7.625% 1/1/06	Ba3	195,000	185,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	173,800
			579,850
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			1,577,309
MEDIA & LEISURE - 4.5%
Broadcasting - 3.4%
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	257,300	295,895
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1	90,000	72,900
British Sky Broadcasting Group PLC 8.2% 7/15/09	Baa3	210,000	197,600
Callahan Nordrhein Westfalen:
0% 7/15/10 (e)(g)	B3	1,050,000	399,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
14% 7/15/10 (g)	B3	$ 170,000	$ 153,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	110,000	63,525
0% 4/1/11 (e)	B2	840,000	493,500
10% 4/1/09	B2	705,000	685,613
Citadel Broadcasting Co.:
9.25% 11/15/08	B3	610,000	587,125
10.25% 7/1/07	B3	985,000	987,463
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	320,000	284,730
Comcast UK Cable Partners Ltd. 11.2% 11/15/07	B2	580,000	493,000
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3	55,000	55,275
9.875% 5/15/06	Ba3	140,000	142,800
9.875% 4/1/23	B1	70,000	72,800
10.5% 5/15/16	Ba3	500,000	545,000
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	645,000	409,575
11.75% 12/15/05	B2	300,000	262,500
Earthwatch, Inc. 0% 7/15/07 (e)	-	385,000	231,000
EchoStar DBS Corp.:
9.25% 2/1/06	B1	275,000	268,125
9.375% 2/1/09	B1	1,245,000	1,213,875
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	990,000	767,250
9.25% 11/1/07	B1	195,000	195,000
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	270,000	232,200
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	340,000	340,000
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1	835,000	463,425
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	300,000	292,500
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	130,000	111,944
International Cabletel, Inc. Series B, 0% 2/1/06 (e)	B2	220,000	191,400
Knology Holding, Inc. 0% 10/15/07 (e)	-	285,000	59,850
NTL Communications Corp.:
0% 10/1/08 (e)	B3	875,000	490,000
11.5% 10/1/08	B3	340,000	299,200
NTL, Inc. 0% 4/1/08 (e)	B3	935,000	514,250
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Pegasus Communications Corp. 9.625% 10/15/05	B3	$ 705,000	$ 657,413
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3	2,045,000	981,600
TCI Communications, Inc. 9.8% 2/1/12	A3	190,000	216,117
Telemundo Holdings, Inc. 0% 8/15/08 (e)	Caa1	1,475,000	988,250
Telewest Communications PLC 0% 2/1/10 (e)	B1	615,000	276,750
Telewest PLC 11% 10/1/07	B1	520,000	453,700
Time Warner, Inc. 9.125% 1/15/13	Baa1	155,000	180,160
United Pan-Europe Communications NV:
0% 8/1/09 (e)	B2	565,000	175,150
0% 11/1/09 (e)	B2	800,000	242,000
0% 2/1/10 (e)	B2	1,530,000	443,700
10.875% 8/1/09	B2	397,000	254,080
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	35,000	34,925
			16,775,165
Entertainment - 0.4%
Mandalay Resort Group:
9.5% 8/1/08	Ba2	95,000	95,000
10.25% 8/1/07	Ba3	390,000	385,125
MGM Mirage, Inc. 8.5% 9/15/10	Baa3	35,000	35,350
Paramount Communications, Inc. 7.5% 1/15/02	A3	110,000	110,603
Park Place Entertainment Corp. 8.875% 9/15/08	Ba2	130,000	130,975
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	1,635,000	1,136,325
9.75% 6/15/07	B3	335,000	323,275
			2,216,653
Lodging & Gaming - 0.6%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	560,000	509,600
HMH Properties, Inc. Series B, 7.875% 8/1/08	Ba2	715,000	677,463
Horseshoe Gaming LLC 8.625% 5/15/09	B2	285,000	276,450
ITT Corp. 7.375% 11/15/15	Ba1	245,000	220,500
Station Casinos, Inc. 9.875% 7/1/10	B1	765,000	786,038
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	310,000	308,450
			2,778,501

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Publishing - 0.1%
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	$ 110,000	$ 95,875
7.75% 1/20/24	Baa3	70,000	62,092
8% 10/17/16	Baa3	80,000	72,303
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	135,000	146,194
			376,464
Restaurants - 0.0%
NE Restaurant, Inc. 10.75% 7/15/08	B3	550,000	330,000
TOTAL MEDIA & LEISURE			22,476,783
NONDURABLES - 0.1%
Foods - 0.1%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	115,000	115,459
Del Monte Foods Co. 0% 12/15/07 (e)	Caa1	310,000	229,400
			344,859
Tobacco - 0.0%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	70,000	69,904
7.25% 9/15/01	A2	50,000	49,775
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	100,000	97,357
			217,036
TOTAL NONDURABLES			561,895
RETAIL & WHOLESALE - 0.1%
General Merchandise Stores - 0.1%
Dayton Hudson Corp. 7.5% 7/15/06	A2	125,000	130,696
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	100,000	95,975
8.5% 6/15/03	Baa1	50,000	51,053
			277,724
SERVICES - 0.1%
Advertising - 0.1%
Lamar Media Corp.:
9.25% 8/15/07	B1	380,000	383,800
9.625% 12/1/06	B1	30,000	31,125
			414,925
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
SERVICES - continued
Printing - 0.0%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	$ 210,000	$ 195,300
TOTAL SERVICES			610,225
TECHNOLOGY - 0.5%
Computers & Office Equipment - 0.1%
Comdisco, Inc.:
6.375% 11/30/01	Baa2	150,000	138,000
7.25% 9/1/02	Baa2	125,000	96,250
Compaq Computer Corp. 7.45% 8/1/02	Baa2	100,000	99,741
Globix Corp. 12.5% 2/1/10	B-	570,000	199,500
			533,491
Electronics - 0.4%
ChipPAC International Ltd. 12.75% 8/1/09	B3	470,000	387,750
Details, Inc. 10% 11/15/05	B3	110,000	101,200
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba3	545,000	539,550
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	1,000,000	820,000
			1,848,500
TOTAL TECHNOLOGY			2,381,991
TRANSPORTATION - 0.3%
Air Transportation - 0.0%
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	11,310	11,194
Class C2, 7.434% 3/15/06	Baa1	30,000	29,957
Delta Air Lines, Inc.:
7.57% 11/18/10	Aa2	30,000	31,882
8.3% 12/15/29	Baa3	160,000	137,624
Qantas Airways Ltd. 7.75% 6/15/09 (g)	Baa1	110,000	113,223
			323,880
Railroads - 0.3%
Canadian National Railway Co. 6.9% 7/15/28	Baa2	150,000	140,201
CSX Corp.:
6.25% 10/15/08	Baa2	60,000	57,430
6.46% 6/22/05	Baa2	100,000	99,488
Kansas City Southern Railway Co. 9.5% 10/1/08 (g)	Ba2	195,000	199,875

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	$ 220,000	$ 223,498
TFM SA de CV 0% 6/15/09 (e)	B1	725,000	538,313
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	100,000	93,487
			1,352,292
TOTAL TRANSPORTATION			1,676,172
UTILITIES - 3.3%
Cellular - 2.5%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	620,000	350,300
Alamosa PCS Holdings, Inc. 0% 2/15/10 (e)	Caa1	740,000	333,000
Crown Castle International Corp. 0% 5/15/11 (e)	B3	935,000	626,450
Dobson Communications Corp. 10.875% 7/1/10	B3	230,000	225,400
Echostar Broadband Corp. 10.375% 10/1/07 (g)	B3	1,440,000	1,418,400
Horizon PCS, Inc. 0% 10/1/10 unit (e)(g)	Caa1	545,000	223,450
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2	100,000	58,000
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	982,000	589,200
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1	1,310,000	1,028,350
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	2,760,000	2,028,600
0% 2/15/08 (e)	B1	160,000	114,800
Nextel International, Inc. 12.75% 8/1/10 (g)	Caa1	170,000	136,850
Nextel Partners, Inc.:
11% 3/15/10	B3	120,000	114,600
11% 3/15/10	B3	300,000	286,500
TeleCorp PCS, Inc.:
0% 4/15/09 (e)	B3	890,000	607,425
10.625% 7/15/10	B3	135,000	137,363
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	485,000	329,800
Triton PCS, Inc. 0% 5/1/08 (e)	B3	1,140,000	900,600
US Unwired, Inc. 0% 11/1/09 (e)	Caa1	700,000	301,000
Vodafone Group PLC 7.625% 2/15/05	A2	195,000	201,809
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2	$ 1,635,000	$ 1,185,375
10.375% 11/15/09	B2	1,080,000	1,161,000
			12,358,272
Electric Utility - 0.4%
AES Corp. 9.375% 9/15/10	Ba1	850,000	869,125
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa2	130,000	121,815
CMS Energy Corp.:
8.375% 7/1/03	Ba3	305,000	303,475
9.875% 10/15/07	Ba3	135,000	140,400
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	25,000	27,023
Hydro-Quebec yankee 8.4% 3/28/25	A2	90,000	101,270
Illinois Power Co. 7.5% 6/15/09	Baa1	60,000	61,456
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	170,000	149,903
yankee 7.875% 12/15/26 (g)	A3	80,000	71,638
Nisource Finance Corp. 7.875% 11/15/10 (g)	Baa2	125,000	131,584
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	9,468
			1,987,157
Gas - 0.0%
Reliant Energy Resources Corp. 8.125% 7/15/05 (g)	Baa1	50,000	52,006
Sempra Energy 7.95% 3/1/10	A2	40,000	39,580
			91,586
Telephone Services - 0.4%
Asia Global Crossing Ltd. 13.375% 10/15/10 (g)	B2	420,000	362,250
AT&T Corp. 6.5% 3/15/29	A2	115,000	91,916
British Telecommunications PLC:
7.625% 12/15/05	A2	100,000	100,992
8.625% 12/15/30	A2	35,000	35,263
Cable & Wireless Optus Ltd. 8% 6/22/10 (g)	Baa1	100,000	109,636
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	455,000	273,000
0% 3/1/09 (e)	B3	250,000	100,000
8.6% 6/1/08	B2	15,000	10,500
8.875% 11/1/07	B2	25,000	17,500

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Ono Finance PLC 13% 5/1/09	Caa1	$ 185,000	$ 136,900
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	140,000	136,380
Telefonica Europe BV 8.25% 9/15/30	A2	90,000	90,582
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	183,000	181,309
7.7% 7/20/29	Baa1	130,000	129,419
Teligent, Inc. 11.5% 12/1/07	Caa1	890,000	115,700
WorldCom, Inc.:
8% 5/16/06	A3	115,000	117,822
8.875% 1/15/06	A3	103,000	106,395
			2,115,564
TOTAL UTILITIES			16,552,579
TOTAL NONCONVERTIBLE BONDS			60,280,940
TOTAL CORPORATE BONDS (Cost $68,573,403)			62,676,740
U.S. Government and Government Agency Obligations - 2.4%

U.S. Government Agency Obligations - 0.8%
Fannie Mae:
6% 12/15/05	Aaa	85,000	86,003
6% 5/15/08	Aaa	700,000	702,625
6.5% 4/29/09	Aaa	10,000	9,934
7% 7/15/05	Aaa	100,000	104,953
7.25% 1/15/10	Aaa	200,000	217,188
7.25% 5/15/30	Aaa	105,000	119,279
Federal Home Loan Bank 6.75% 2/1/02	Aaa	830,000	838,690
Freddie Mac:
5.5% 5/15/02	Aaa	1,000,000	997,500
5.75% 3/15/09	Aaa	510,000	502,906
6.875% 1/15/05	Aaa	85,000	88,453
6.875% 9/15/10	Aaa	300,000	319,452
7% 7/15/05	Aaa	210,000	220,368
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,207,351
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bills, yield at date of purchase 6.16% 1/11/01 (i)	-	1,800,000	1,797,610
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	685,000	736,485
6.125% 8/15/29	Aaa	149,000	162,061
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.875% 8/15/25	Aaa	$ 25,000	$ 29,246
8.125% 8/15/19	Aaa	1,530,000	1,977,770
8.875% 2/15/19	Aaa	259,000	355,923
U.S. Treasury Notes:
4.75% 11/15/08	Aaa	100,000	97,234
5.875% 10/31/01	Aaa	700,000	701,309
6.5% 5/31/02	Aaa	180,000	182,700
6.625% 6/30/01	Aaa	952,000	956,163
7% 7/15/06	Aaa	20,000	21,769
7.25% 8/15/04	Aaa	20,000	21,381
7.875% 11/15/04	Aaa	738,000	807,992
TOTAL U.S. TREASURY OBLIGATIONS			7,847,643
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,582,859)			12,054,994
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 2.4%
6% 4/1/13 to 1/1/29	Aaa	1,065,609	1,050,891
6.5% 2/1/26 to 12/1/30	Aaa	2,762,062	2,725,711
7% 8/1/25 to 12/1/29	Aaa	2,846,480	2,853,178
7.5% 5/1/24 to 10/1/29	Aaa	1,178,585	1,196,483
7.5% 1/1/31 (h)	Aaa	2,507,000	2,544,605
8% 1/1/31 (h)	Aaa	1,316,000	1,348,900
TOTAL FANNIE MAE			11,719,768
Freddie Mac - 0.0%
7.5% 8/1/28	Aaa	122,639	124,747

Government National Mortgage Association - 0.4%
6.5% 8/15/27	Aaa	564,010	$ 558,545
7% 7/15/28	Aaa	800,700	804,199
7.5% 1/15/26 to 8/15/28	Aaa	709,586	721,961
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			2,084,705
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,828,211)			13,929,220
Asset-Backed Securities - 0.3%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Airplanes pass through trust 10.875% 3/15/19	Ba2	$ 335,818	$ 240,110
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	150,000	149,719
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	100,000	99,203
CIT Marine Trust 5.8% 4/15/10	Aaa	120,000	119,475
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	11,367	11,371
CPS Auto Receivables Trust 6% 8/15/03	Aaa	51,234	51,018
CSXT Trade Receivables Master Trust 6% 7/25/04	Aaa	180,000	180,563
DaimlerChrysler Auto Trust 6.7% 6/8/03	Aaa	150,000	150,492
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	90,000	90,267
6.4% 12/15/02	Aa2	50,000	50,203
7.03% 11/15/03	Aaa	24,000	24,330
Green Tree Financial Corp. 6.8% 6/15/27	Aaa	4,965	4,965
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.2788% 2/5/03 (g)(j)	Baa2	37,816	37,716
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	51,250
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	59,450	59,710
TOTAL ASSET-BACKED SECURITIES (Cost $1,439,588)			1,320,392
Collateralized Mortgage Obligations - 0.1%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.1745% 12/29/25 (g)(j)	Ba3	$ 157,923	$ 77,605
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	100,000	96,031
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	100,000	94,852
sequential pay Series 2000-49 Class A, 7.5% 1/1/30	Aaa	174,000	178,568
TOTAL U.S. GOVERNMENT AGENCY			369,451
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $442,201)			447,056
Commercial Mortgage Securities - 0.5%
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	100,000	102,785
Class B, 7.48% 2/1/08	A	80,000	82,947
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1 Class E, 7.47% 1/10/13 (g)(j)	Baa1	220,000	219,983
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	200,000	196,709
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	135,909
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/1/39 (j)	-	320,000	252,485
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.1103% 4/15/19 (g)(j)	-	250,000	100,000
Series 1997-B Class E, 7.8912% 9/15/19 (g)(j)	-	100,000	6,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba1	$ 250,000	$ 233,076
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(j)	Baa3	180,000	170,156
LTC Commercial Mortgage pass through certificates:
Series 1996-1 Class E, 9.16% 4/15/28	BB-	500,000	468,594
Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	101,757	99,372
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.3622% 3/17/28 (j)	Baa2	140,000	138,447
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 10.8698% 1/15/03 (g)(j)	-	125,000	116,680
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AA	80,000	80,769
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (g)	Baa2	140,000	134,832
Class E2, 7.224% 12/15/10 (g)	Baa3	100,000	95,406
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,896,940)			2,634,150
Foreign Government and Government Agency Obligations (d) - 0.1%
Chile Republic 6.875% 4/28/09	Baa1	50,000	48,631
Quebec Province 7.5% 9/15/29	A2	340,000	362,848
United Mexican States 9.875% 2/1/10	Baa3	80,000	86,080
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $461,995)			497,559
Supranational Obligations - 0.0%
Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $149,057)	Aaa	150,000	152,769
Floating Rate Loans - 4.7%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
BASIC INDUSTRIES - 0.4%
Chemicals & Plastics - 0.3%
CP Kelco:
Tranche B term loan 10.0613% 3/31/08 (j)	B1	$ 138,000	$ 133,170
Tranche C term loan 10.3113% 9/30/08 (j)	B1	46,000	44,390
Huntsman ICI Chemicals LLC sr. secured:
Tranche B term loan 9.6403% 6/30/07 (j)	-	189,353	190,299
Tranche C term loan 9.9373% 6/30/08 (j)	-	286,046	287,476
Lyondell Chemical Co. sr. secured Tranche E term loan 10.645% 5/17/06 (j)	-	696,465	706,912
			1,362,247
Packaging & Containers - 0.1%
Packaging Corp. of America Tranche B term loan 8.6514% 6/29/07 (j)	-	224,395	224,395
U.S. Can Corp. Tranche B term loan 10.2581% 10/4/08 (j)	-	400,000	402,000
			626,395
TOTAL BASIC INDUSTRIES			1,988,642
DURABLES - 0.2%
Consumer Durables - 0.1%
Blount, Inc. Tranche B term loan 10.763% 6/30/06 (j)	B1	298,816	295,828
Home Furnishings - 0.1%
Sealy Mattress Co.:
Tranche B term loan 8.625% 12/15/04 (j)	Ba3	188,825	189,061
Tranche C term loan 8.875% 12/15/05 (j)	Ba3	136,088	136,259
Tranche D term loan 9.125% 12/15/06 (j)	Ba3	173,938	174,155
			499,475
TOTAL DURABLES			795,303
ENERGY - 0.1%
Coal - 0.1%
P&L Coal Holdings Corp. Tranche B term loan 8.7673% 6/30/06 (j)	-	579,825	580,549

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCE - 0.1%
Credit & Other Finance - 0.1%
AES New York Funding Tranche B term loan 9.5625% 5/14/02 (j)	-	$ 500,000	$ 500,000
WCI Capital Corp. Tranche B term loan 11.25% 3/31/07 (j)	B2	200,000	178,000
			678,000
HEALTH - 0.3%
Medical Facilities Management - 0.3%
DaVita, Inc. term loan 10.5032% 3/31/06 (j)	Ba2	460,445	456,416
Quest Diagnostics, Inc.:
Tranche B term loan 9.808% 6/15/06 (j)	Ba3	260,450	262,403
Tranche C term loan 10.3703% 6/15/06 (j)	Ba3	239,550	241,347
Unilab Corp. Tranche B term loan 10.5625% 11/23/06 (j)	B1	587,406	591,811
			1,551,977
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Pollution Control - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 9.365% 7/21/06 (j)	Ba3	227,273	215,909
Tranche C term loan 9.6896% 7/21/07 (j)	Ba3	272,727	259,091
			475,000
MEDIA & LEISURE - 1.3%
Broadcasting - 1.0%
American Tower L P Tranche B term loan 10.05% 12/31/07 (j)	-	800,000	806,000
Century Cable Holdings LLC Tranche B term loan 9.19% 6/30/09 (j)	-	600,000	594,000
Charter Communication Operating LLC Tranche B term loan 9.26% 3/18/08 (j)	Ba3	1,250,000	1,243,750
Citadel Broadcasting Co. Tranche B term loan 9.875% 6/30/08 (j)	BB-	700,000	701,750
Entravision Communications Corp. Tranche B term loan 9.9375% 12/31/08 (j)	-	400,000	402,500
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - continued
Broadcasting - continued
Pegasus Media & Communications, Inc. Tranche B term loan 10.1875% 4/30/05 (j)	-	$ 850,000	$ 850,000
Telemundo Group, Inc. Tranche B term loan 8.5631% 3/31/07 (j)	B1	546,480	543,747
			5,141,747
Entertainment - 0.2%
Six Flags Theme Park, Inc. Tranche B term loan 9.97% 9/30/05 (j)	Ba2	700,000	707,000
Lodging & Gaming - 0.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan 9.4249% 2/23/03 (j)	-	150,000	150,750
Publishing - 0.1%
PRIMEDIA, Inc. Tranche B term loan 9.45% 7/31/04 (j)	Ba3	546,231	546,914
TOTAL MEDIA & LEISURE			6,546,411
NONDURABLES - 0.2%
Foods - 0.1%
Del Monte Corp. Tranche B term loan 9.5% 3/25/05 (j)	-	673,464	679,357
Tobacco - 0.1%
UST, Inc. Tranche B term loan 9.25% 2/16/05 (j)	A2	299,250	300,372
TOTAL NONDURABLES			979,729
SERVICES - 0.4%
Leasing & Rental - 0.1%
Crown Castle Operating Co. Tranche B term loan 9.39% 3/15/08 (j)	Ba3	800,000	806,000
Services - 0.3%
Iron Mountain, Inc. Tranche B term loan 9.5339% 2/28/06 (j)	-	1,299,000	1,305,495
TOTAL SERVICES			2,111,495

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TECHNOLOGY - 0.1%
Electronic Instruments - 0.1%
Acterna LLC Tranche B term loan 9.6881% 9/30/07 (j)	-	$ 304,039	$ 304,039
UTILITIES - 1.5%
Cellular - 1.3%
Cook Inlet/Voicestream Operating Co. LLC Tranche B term loan 10.5% 12/31/08 (j)	B2	1,000,000	1,010,000
Microcell Telecommunications, Inc. Tranche E term loan 9.8613% 3/1/06 (j)	-	500,000	500,000
Nextel Finance Co.:
Tranche B term loan 10.1875% 6/30/08 (j)	Ba2	650,000	650,000
Tranche C term loan 10.4375% 12/31/08 (j)	Ba2	650,000	650,000
Tritel Holding Corp. Tranche B term loan 11.2138% 12/31/07 (j)	B2	750,000	757,500
Triton PCS, Inc. Tranche B term loan 9.6875% 2/4/07 (j)	-	1,150,000	1,158,625
VoiceStream PCS Holding LLC Tranche B term loan 9.64% 2/25/09 (j)	B+	1,000,000	987,500
Western Wireless Corp.:
Tranche A term loan 8.535% 3/31/08 (j)	Ba2	400,000	396,000
Tranche B term loan 9.535% 9/30/08 (j)	Ba2	450,000	452,250
			6,561,875
Telephone Services - 0.2%
Global Crossing Holdings Ltd. Tranche B term loan 9.28% 6/30/06 (j)	-	500,000	502,500
McLeodUSA, Inc. Tranche B term loan 9.21% 5/31/08 (j)	Ba2	300,000	300,000
			802,500
TOTAL UTILITIES			7,364,375
TOTAL FLOATING RATE LOANS (Cost $23,430,960)			23,375,520
Commercial Paper - 0.0%
Moody's Ratings (unaudited) (b)	Principal Amount	Value (Note 1)
British Telecom PLC 6.8525% 10/9/01 (j) (Cost $249,620)	$ 250,000	$ 249,994
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 6.53% (c)	19,713,790	19,713,790
Fidelity Money Market Central Fund, 6.71% (c)	6,797,743	6,797,743
Fidelity Securities Lending Cash Central Fund, 6.61% (c)	1,641,999	1,641,999
TOTAL MONEY MARKET FUNDS (Cost $28,153,532)		28,153,532
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $489,305,618)		499,323,517
NET OTHER ASSETS - (0.3)%		(1,618,571)
NET ASSETS - 100%		$ 497,704,946
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
56 S&P 500 Stock Index Contracts	March 2001	$ 18,690,000	$ (835,903)

The face value of futures purchased as a percentage of net assets - 3.8%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,705,398 or 1.5% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,797,610.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	6.2%	AAA, AA, A	5.5%
Baa	1.7%	BBB	1.5%
Ba	3.2%	BB	2.9%
B	7.8%	B	7.6%
Caa	1.4%	CCC	1.1%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 2.3%. FMR has determined that unrated debt securities that are lower quality account for 2.3% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $757,557,256 and $778,926,390, respectively, of which long-term U.S. government and government agency obligations aggregated $39,859,962 and $50,715,388, respectively.

On July 25, 2000, the fund transferred substantially all of its money market investments to Fidelity Money Market Central Fund in exchange for shares of this fund.
The market value of futures contracts opened and closed during the period amounted to $134,978,146 and $122,401,567, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $25,866 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $820,000 or 0.2% of net assets.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $1,501,003. The fund received cash collateral of $1,641,999 which was invested in cash equivalents.

Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $489,364,119. Net unrealized appreciation aggregated $9,959,398, of which $60,983,224 related to appreciated investment securities and $51,023,826 related to depreciated investment securities.

The fund hereby designates approximately $41,559,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (cost $489,305,618) - See accompanying schedule		$ 499,323,517
Cash		40,327
Receivable for investments sold		2,553,337
Receivable for fund shares sold		537,581
Dividends receivable		313,911
Interest receivable		1,765,917
Other receivables		3,665
Total assets		504,538,255
Liabilities
Payable for investments purchased Regular delivery	$ 514,844
Delayed delivery	4,063,752
Payable for fund shares redeemed	62,956
Accrued management fee	240,136
Distribution fees payable	1,591
Payable for daily variation on futures contracts	254,800
Other payables and accrued expenses	53,231
Collateral on securities loaned, at value	1,641,999
Total liabilities		6,833,309
Net Assets		$ 497,704,946
Net Assets consist of:
Paid in capital		$ 456,659,883
Undistributed net investment income		15,347,357
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		16,515,667
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,182,039
Net Assets		$ 497,704,946
Initial Class: Net Asset Value, offering price and redemption price per share ($482,165,063 ÷ 33,461,979 shares)		$14.41
Service Class: Net Asset Value, offering price and redemption price per share ($12,449,087 ÷ 869,523 shares)		$14.32
Service Class 2: Net Asset Value, offering price and redemption price per share ($3,090,796 ÷ 216,184 shares)		$14.30

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 4,516,798
Interest		13,595,252
Security lending		14,759
Total income		18,126,809
Expenses
Management fee	$ 3,168,623
Transfer agent fees	361,328
Distribution fees	15,027
Accounting and security lending fees	195,107
Non-interested trustees' compensation	1,869
Custodian fees and expenses	31,840
Registration fees	247
Audit	27,096
Legal	4,175
Miscellaneous	39,184
Total expenses before reductions	3,844,496
Expense reductions	(58,334)	3,786,162
Net investment income		14,340,647
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	19,764,551
Foreign currency transactions	(1,431)
Futures contracts	(3,033,763)	16,729,357
Change in net unrealized appreciation (depreciation) on:
Investment securities	(101,807,387)
Assets and liabilities in foreign currencies	42
Futures contracts	(871,166)	(102,678,511)
Net gain (loss)		(85,949,154)
Net increase (decrease) in net assets resulting from operations		$ (71,608,507)
Other Information Expense reductions Directed brokerage arrangements		$ 47,254
Custodian credits		11,080
		$ 58,334

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended December 31, 2000	Year ended December 31, 1999
Operations Net investment income	$ 14,340,647	$ 13,100,308
Net realized gain (loss)	16,729,357	48,664,911
Change in net unrealized appreciation (depreciation)	(102,678,511)	17,820,079
Net increase (decrease) in net assets resulting from operations	(71,608,507)	79,585,298
Distributions to shareholders From net investment income	(11,727,781)	(12,766,102)
From net realized gain	(47,570,525)	(21,173,047)
Total distributions	(59,298,306)	(33,939,149)
Share transactions - net increase (decrease)	37,231,520	13,695,216
Total increase (decrease) in net assets	(93,675,293)	59,341,365
Net Assets
Beginning of period	591,380,239	532,038,874
End of period (including undistributed net investment income of $15,347,357 and $13,084,201, respectively)	$ 497,704,946	$ 591,380,239

Other Information:
	Year ended December 31, 2000		Year ended December 31, 1999
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	3,923,103	$ 63,060,473	3,532,899	$ 59,442,839
Reinvested	3,619,549	58,129,957	2,100,108	33,706,735
Redeemed	(5,674,304)	(91,790,709)	(5,095,721)	(86,190,044)
Net increase (decrease)	1,868,348	$ 29,399,721	537,286	$ 6,959,530
Service Class Sold	313,089	$ 5,014,523	451,433	$ 7,507,627
Reinvested	72,504	1,157,887	14,544	232,414
Redeemed	(108,353)	(1,714,212)	(60,280)	(1,004,355)
Net increase (decrease)	277,240	$ 4,458,198	405,697	$ 6,735,686
Service Class 2 A Sold	230,119	$ 3,591,200
Reinvested	655	10,461
Redeemed	(14,590)	(228,060)
Net increase (decrease)	216,184	$ 3,373,601
Distributions From net investment income Initial Class		$ 11,501,649		$ 12,678,680
Service Class		224,107		87,422
Service Class 2 A		2,025		-
Total		$ 11,727,781		$ 12,766,102
From net realized gain Initial Class		$ 46,628,308		$ 21,028,055
Service Class		933,781		144,992
Service Class 2 A		8,436		-
Total		$ 47,570,525		$ 21,173,047
		$ 59,298,306		$ 33,939,149

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 17.03	$ 16.36	$ 13.10	$ 11.77
Income from Investment Operations
Net investment income	.42 D	.40 D	.41 D	.36 D	.21
Net realized and unrealized gain (loss)	(2.52)	2.04	2.19	2.92	2.08
Total from investment operations	(2.10)	2.44	2.60	3.28	2.29
Less Distributions
From net investment income	(.37)	(.41)	(.34)	-	(.21)
From net realized gain	(1.50)	(.68)	(1.59)	(.02)	(.75)
Total distributions	(1.87)	(1.09)	(1.93)	(.02)	(.96)
Net asset value, end of period	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Total Return B, C	(12.47)%	15.26%	17.57%	25.07%	20.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 482,165	$ 580,555	$ 528,874	$ 483,231	$ 253,024
Ratio of expenses to average net assets	.69%	.71%	.73%	.77%	.87%
Ratio of expenses to average net assets after expense reductions	.68% F	.70% F	.72% F	.76% F	.85% F
Ratio of net investment income to average net assets	2.61%	2.38%	2.60%	2.44%	2.63%
Portfolio turnover rate	147%	92%	98%	90%	120%

Financial Highlights - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income D	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(2.50)	2.03	2.14	.34
Total from investment operations	(2.10)	2.41	2.54	.41
Less Distributions
From net investment income	(.36)	(.41)	(.34)	-
From net realized gain	(1.50)	(.68)	(1.59)	-
Total distributions	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B, C	(12.54)%	15.13%	17.18%	2.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 12,449	$ 10,825	$ 3,165	$ 10
Ratio of expenses to average net assets	.80%	.82%	.89%	.87% A
Ratio of expenses to average net assets after expense reductions	.79% F	.81% F	.88% F	.87% A
Ratio of net investment income to average net assets	2.50%	2.27%	2.65%	2.70% A
Portfolio turnover rate	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Year ended December 31,	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78
Income from Investment Operations
Net investment income C	.34
Net realized and unrealized gain (loss)	(1.96)
Total from investment operations	(1.62)
Less Distributions
From net investment income	(.36)
From net realized gain	(1.50)
Total distributions	(1.86)
Net asset value, end of period	$ 14.30
Total Return B, F	(10.21)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,091
Ratio of expenses to average net assets	.97% A
Ratio of expenses to average net assets after expense reductions	.95% A, E
Ratio of net investment income to average net assets	2.33% A
Portfolio turnover rate	147%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F The total return would have been lower had certain expenses not been reduced during the period shown.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Asset Manager: Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: the fund's original class of shares (Initial Class shares), Service Class shares and Service Class 2 shares. The fund commenced sale of Service Class 2 shares on January 12, 2000. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $23,375,520 or 4.7% of net assets.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

Asset Manager: Growth Portfolio

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 12,530
Service Class 2	2,497
$ 15,027

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives asset-based fees with respect to each account in a fund. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 351,706
Service Class	8,765
Service Class 2	857
$ 361,328

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for the fund's strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income. Distributions from the Central Funds to the fund totaled $1,959,798 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.

Asset Manager: Growth Portfolio

Notes to Financial Statements - continued

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

7. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 62% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% of the total outstanding shares of the fund.

Asset Manager: Growth Portfolio

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund II and Shareholders of Asset Manager: Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Asset Manager: Growth Portfolio (the Fund), a fund of Variable Insurance Products Fund II (the Trust), including the portfolio of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Asset Manager: Growth Portfolio as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2001

Annual Report

Distributions

The Board of Trustees of Asset Manager: Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/2/01	2/2/01	$.39	$.47
Service Class	2/2/01	2/2/01	$.37	$.47
Service Class 2	2/2/01	2/2/01	$.38	$.47

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 28% of the dividends distributed by Initial Class, Service Class and Service Class 2 during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

Annual Report

Annual Report

Asset Manager: Growth Portfolio

Asset Manager: Growth Portfolio

Asset Manager: Growth Portfolio

Asset Manager: Growth Portfolio

Asset Manager: Growth Portfolio

Asset Manager: Growth Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc. (FIMM)

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Bart Grenier, Vice President

Charles S. Morrison II, Vice President

John Todd, Vice President

Steve J. Snider, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Chase Manhattan Bank
New York, NY

VIPAMG-ANN-0201 125481
1.540207.103

Fidelity® Variable Insurance Products:

Asset ManagerSM  Portfolio

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

Market Environment	3	A review of what happened in world markets during the past 12 months.
Performance and Investment Summary	4	How the fund has done over time, and an overview of the fund's investments at the end of the period.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	25	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	29	Notes to the financial statements.
Independent Auditors' Report	33	The auditors' opinion.
Distributions	34

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Market Environment

It used to be that there were few parallels between international equity market performance relative to stock markets in the United States. In recent years, however, e-commerce and other technological advances have made trade between nations that are oceans apart easier and more efficient than ever. Thus, with the U.S. being one of the world's favorite trading partners, the performance of international markets has become that much more sensitive to fluctuations in the U.S. At no time was this more apparent than during 2000. As U.S. equities skyrocketed in the first quarter of the year, so too did most worldwide markets. And when rising interest rates, a slowing economy and near record-high oil prices hammered U.S. stocks for the remainder of the year, international issues fell in sync. Fixed-income markets generally demonstrated similar parallels, as investors worldwide - including the U.S. - retreated to the safety and relatively high returns of bonds.

U.S. Stock Markets

Compared to 1999, stock market behavior and performance in 2000 unfolded in almost the exact opposite direction. For instance, the technology sector, which drove the NASDAQ Composite Index to a record-high annual return of 86.12% in 1999, caused the same index to fall 39.17% in 2000, the worst decline in the benchmark's history. Also in 1999, growth outperformed value, equities did better than bonds, and initial public offerings (IPOs) and Internet stocks were all the rage. Conversely, in 2000, value was the investment style of choice, Treasury and government bonds soared while most major equity indexes finished the year with negative returns, and many IPOs and Internet stocks were given the cold shoulder. A number of factors figured into this role reversal. The surging economic growth of the past few years was tempered by a series of interest-rate hikes by the Federal Reserve Board. A sharp increase in oil prices accelerated the slowdown, and the resulting effect led to a series of corporate earnings disappointments. For the 12-month period ending December 31, 2000, the large-cap weighted Standard & Poor's 500SM Index fell 9.10%, the blue-chip Dow Jones Industrial Average declined 4.71%, and the Russell 2000® Index - a barometer of small-cap stock performance - dropped 3.02%.

Foreign Stock Markets

Asian equity markets were among the poorest-performing stock markets in 2000, as several countries in the region struggled to overcome bad loans and less-than-effective financial restructuring programs. South Korea posted one of the worst numbers, as the Korea Composite Stock Price Index (KOSPI) declined 55.88% during the year. The TOPIX Index, a benchmark of the Japanese stock market, fell 32.79%. Although Hong Kong was among the more resilient markets in the region, concerns about a slowdown in the U.S. dragged the Hang Seng Index down 9.51% during the period. Many European stock markets also floundered in 2000, thanks to the sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and significant capital outlays for third-generation mobile-phone licenses took their toll on corporate earnings, causing the Morgan Stanley Capital International Europe Index to decline 8.19% in 2000. The Canadian equity market was one of the only foreign players to enjoy positive performance. Heavily weighted in oil, gas and financial services - three of the year's best performing sectors - the Toronto Stock Exchange (TSE) 300 returned 3.78% for the 12-month period.

U.S. Bond Markets

Strong technical factors in the market propelled investment-grade bonds past stocks during the 12-month period that ended December 31, 2000. In its strongest showing since 1995, the Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 11.63% during this time frame. Early in 2000, Treasuries assumed market leadership from the spread sectors - corporate, mortgage and agency bonds - a position it never relinquished. A growing federal budget surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting. Anticipation that the Fed was finished raising interest rates following a half-point hike in May, combined with persistent flights to safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 13.52% during the period. Meanwhile, the Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 12.18% and 11.16%, respectively. Agencies rallied later in the period behind reduced political risk surrounding government-sponsored enterprises, while discount mortgages surged on higher-than-normal prepayment activity due to a strong housing market. Corporates lagged behind, hurt somewhat by deteriorating credit conditions and growing supply pressures. Still, the Lehman Brothers Credit Bond Index closed out the period up a respectable 9.39%.

Foreign Bond Markets

For the most part, foreign bonds - like those in the U.S. - outperformed their equity counterparts, but absolute returns varied among nations and regions. International government debt, for instance, struggled against the threat and/or realization of higher interest rates, inflation fears, a weakening euro and skepticism about the economic reform efforts of certain countries. For the 12-month period ending December 31, 2000, international government bonds fell 2.63%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. Conversely, emerging-markets bonds performed solidly throughout the year. The J.P. Morgan Emerging Markets Bond Index Global returned 14.41% for the 12-month period. During the past year, emerging-markets credit upgrades outnumbered downgrades by more than three to one.

Annual Report

Fidelity® Variable Insurance Products: Asset ManagerSM Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Asset Manager - Initial Class	-3.87%	11.18%	11.97%
Fidelity Asset Manager Composite	0.58%	12.07%	11.47%
S&P 500 ®	-9.10%	18.33%	17.46%
LB Aggregate Bond	11.63%	6.46%	7.96%
LB 3 Month T-Bill	6.20%	5.47%	5.00%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.**

This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager Portfolio - Initial Class on December 31, 1990. By December 31, 2000, the value of the investment would have grown to $30,971 - a 209.71% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $49,995 over the same period - a 399.95% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,504 - a 115.04% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $29,625 - a 196.25% increase.

Investment Summary

Top Five Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	2.3
Exxon Mobil Corp.	1.8
Pfizer, Inc.	1.7
Citigroup, Inc.	1.6
Anheuser-Busch Companies, Inc.	1.3
8.7
Top Five Bond Issuers as of December 31, 2000
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	9.8
U.S. Treasury Obligations	4.0
Government National Mortgage Association	1.7
Federal Home Loan Bank	1.2
Freddie Mac	0.9
17.6
Asset Allocation as of December 31, 2000
% of fund's net assets *
Stocks class	55.2%
Bond class	41.1%
Short-Term class	3.7%

* Foreign investments	4.8%

Asset allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus.
Financial statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Asset Manager - Service Class	-4.06%	11.05%	11.90%
Fidelity Asset Manager Composite	0.58%	12.07%	11.47%
S&P 500	-9.10%	18.33%	17.46%
LB Aggregate Bond	11.63%	6.46%	7.96%
LB 3 Month T-Bill	6.20%	5.47%	5.00%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.**

This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class on December 31, 1990. By December 31, 2000, the value of the investment would have grown to $30,790 - a 207.90% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $49,995 over the same period - a 399.95% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,504 - a 115.04% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $29,625 - a 196.25% increase.

Investment Summary

Top Five Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	2.3
Exxon Mobil Corp.	1.8
Pfizer, Inc.	1.7
Citigroup, Inc.	1.6
Anheuser-Busch Companies, Inc.	1.3
8.7
Top Five Bond Issuers as of December 31, 2000
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	9.8
U.S. Treasury Obligations	4.0
Government National Mortgage Association	1.7
Federal Home Loan Bank	1.2
Freddie Mac	0.9
17.6
Asset Allocation as of December 31, 2000
% of fund's net assets *
Stocks class	55.2%
Bond class	41.1%
Short-Term class	3.7%

* Foreign investments	4.8%

Asset allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus.
Financial statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Asset Manager - Service Class 2	-4.18%	11.02%	11.89%
Fidelity Asset Manager Composite	0.58%	12.07%	11.47%
S&P 500	-9.10%	18.33%	17.46%
LB Aggregate Bond	11.63%	6.46%	7.96%
LB 3 Month T-Bill	6.20%	5.47%	5.00%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.**

This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class 2 on December 31, 1990. By December 31, 2000, the value of the investment would have grown to $30,751 - a 207.51% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $49,995 over the same period - a 399.95% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,504 - a 115.04% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $29,625 - a 196.25% increase.

Investment Summary

Top Five Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	2.3
Exxon Mobil Corp.	1.8
Pfizer, Inc.	1.7
Citigroup, Inc.	1.6
Anheuser-Busch Companies, Inc.	1.3
8.7
Top Five Bond Issuers as of December 31, 2000
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	9.8
U.S. Treasury Obligations	4.0
Government National Mortgage Association	1.7
Federal Home Loan Bank	1.2
Freddie Mac	0.9
17.6
Asset Allocation as of December 31, 2000
% of fund's net assets *
Stocks class	55.2%
Bond class	41.1%
Short-Term class	3.7%

* Foreign investments	4.8%

Asset allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus.
Financial statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Bart Grenier, Portfolio Manager of Asset
Manager Portfolio

Q. How did the fund perform, Bart?

A. For the 12 months that ended December 31, 2000, the fund lagged the Fidelity Asset Manager Composite Index, which returned 0.58%.

Q. How did your asset allocation strategies influence performance?

A. I maintained the fund's emphasis on equities, allocating just over 54% of net assets to stocks on average during the period. The fund's neutral allocation mix typically calls for 50% to be invested in stocks, 40% in bonds and 10% in short-term and money market instruments. Although this strategy was successful early in the period when the bulls were running, it failed later in the year when market conditions took a turn for the worse. The other side to this strategy was our positioning in bonds, which further hampered relative performance. We lost ground by making an out-of-benchmark allocation to high-yield bonds, while underweighting investment-grade debt - the top-performing asset class during the year.

Q. What factors drove the fund's equity holdings?

A. It was a challenging period for us given the unusually high levels of volatility in the market, spawned by sectors and styles that frequently rotated in and out of favor. The quantitative approach followed by Steve Snider kept the fund generally sector neutral relative to the Standard & Poor's 500 Index. The models Steve used emphasized fundamental data, such as earnings growth, as the driving force behind individual security selection. As such, given the market's disregard for fundamentals early in the period, we missed out on many stocks that soared despite having no earnings. On the other hand, several stocks we owned were punished late in the year when the economy turned and earnings growth failed to materialize. Since this approach did not account for momentum factors that reflect market trends, the fund ended up on the wrong side of some big moves during the period. Large-cap technology stocks performed poorly, with names such as Microsoft and Motorola doing the most damage. Retailers, such as Wal-Mart, also weighed on performance. Conversely, our defensive holdings fared quite well, but it wasn't enough to stem the tide. The health sector provided its share of winners, particularly drug stocks such as Merck. Growth-oriented financials, including Lehman Brothers, and consumer nondurables, such as Anheuser-Busch, also were meaningful contributors.

Q. How did the fund's bond subportfolio fare?

A. Poor liquidity and declining credit quality sent the prices of high-yield securities lower during the period, with yield spreads widening to levels not seen since the 1990 recession. The fund's exposure to the telecommunications sector weighed on performance. Mark Notkin, who took over the high-yield portion of the fund in June, helped limit our downside by reducing the fund's risk profile. On the investment-grade side, Charlie Morrison and his team did a nice job of responding to changing conditions in the marketplace and positioning the fund to benefit from them. The federal government's decision to buy back outstanding debt and reduce future issuance, coupled with the market's steady migration toward high-quality securities, sparked a strong rally in the fund's long-term Treasury holdings. Security selection among agency and mortgage securities further aided performance, as did our positioning in corporate bonds.

Q. And the fund's short-term/money market investments?

A. Early in 2000, the yield curve flattened out dramatically. In response, John Todd let the average maturity of the fund's money market subportfolio roll down, believing that strong economic growth and the risk of rising inflation were likely to set off a protracted period of Federal Reserve Board tightening. Entering the fourth quarter, we extended the subportfolio's average maturity in anticipation of slower economic growth and a more accommodative Fed. It's important for shareholders to note that, in July, the fund began to invest nearly all of its money market investments in a Fidelity-managed money market mutual fund in lieu of investing directly in individual money market securities.

Q. What's your outlook?

A. Given the rate of economic deceleration, the markets are anticipating the Fed to cut interest rates early in 2001. Historically, financial assets have performed quite well in the year following the start of a Fed easing campaign. I'm generally positive overall on the markets in that environment, particularly high-yield, where there's plenty of upside potential. I'm optimistic about equities as well, but not overly so, as there are still some fairly highly valued securities out there despite the stunning recent declines in the markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments

Start date: September 6, 1989

Size: as of December 31, 2000, more than $4.1 billion

Manager: Bart Grenier, since May 2000; joined Fidelity in 1991

3

Annual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments December 31, 2000

Showing Percentage of Net Assets

Common Stocks - 49.4%
		Value (Note 1)
AEROSPACE & DEFENSE - 1.6%
Aerospace & Defense - 1.2%
Boeing Co.	309,600	$ 20,433,600
United Technologies Corp.	362,406	28,494,172
		48,927,772
Ship Building & Repair - 0.4%
General Dynamics Corp.	250,000	19,500,000
TOTAL AEROSPACE & DEFENSE		68,427,772
BASIC INDUSTRIES - 0.7%
Chemicals & Plastics - 0.5%
Eastman Chemical Co.	150,000	7,312,500
Pharmacia Corp.	200,000	12,200,000
		19,512,500
Paper & Forest Products - 0.2%
Kimberly-Clark Corp.	130,000	9,189,700
TOTAL BASIC INDUSTRIES		28,702,200
DURABLES - 0.5%
Consumer Durables - 0.3%
Minnesota Mining & Manufacturing Co.	100,200	12,074,100
Textiles & Apparel - 0.2%
Arena Brands Holdings Corp. Class B (a)	8,445	211,125
Liz Claiborne, Inc.	180,000	7,492,500
		7,703,625
TOTAL DURABLES		19,777,725
ENERGY - 3.7%
Energy Services - 0.3%
BJ Services Co. (a)	173,000	11,915,375
Oil & Gas - 3.4%
Amerada Hess Corp.	55,000	4,018,438
Apache Corp.	151,900	10,642,494
Chevron Corp.	188,200	15,891,138
EOG Resources, Inc.	130,000	7,109,375
Exxon Mobil Corp.	869,875	75,624,758
Royal Dutch Petroleum Co. (NY Shares)	450,000	27,253,125
Valero Energy Corp.	80,000	2,975,000
		143,514,328
TOTAL ENERGY		155,429,703
FINANCE - 9.1%
Banks - 0.9%
Bank of America Corp.	270,000	12,386,250
Chase Manhattan Corp.	268,050	12,179,522
J.P. Morgan & Co., Inc.	71,000	11,750,500
		36,316,272

	Shares	Value (Note 1)
Credit & Other Finance - 2.4%
American Express Co.	292,500	$ 16,069,219
Citigroup, Inc.	1,301,066	66,435,683
MBNA Corp.	200,000	7,387,500
Providian Financial Corp.	171,900	9,884,250
		99,776,652
Federal Sponsored Credit - 0.5%
Fannie Mae	180,000	15,615,000
USA Education, Inc.	100,000	6,800,000
		22,415,000
Insurance - 2.7%
AFLAC, Inc.	180,000	12,993,750
American International Group, Inc.	350,000	34,496,875
CIGNA Corp.	260,600	34,477,380
Marsh & McLennan Companies, Inc.	173,600	20,311,200
MGIC Investment Corp.	95,800	6,460,513
PMI Group, Inc.	65,000	4,399,688
		113,139,406
Savings & Loans - 0.7%
Golden West Financial Corp.	428,700	28,937,250
Securities Industry - 1.9%
Goldman Sachs Group, Inc.	50,000	5,346,875
Lehman Brothers Holdings, Inc.	303,200	20,503,900
Merrill Lynch & Co., Inc.	359,600	24,520,225
Morgan Stanley Dean Witter & Co.	346,800	27,483,900
		77,854,900
TOTAL FINANCE		378,439,480
HEALTH - 7.1%
Drugs & Pharmaceuticals - 4.8%
Allergan, Inc.	85,000	8,229,063
Amgen, Inc. (a)	260,700	16,668,506
Bristol-Myers Squibb Co.	380,000	28,096,250
Eli Lilly & Co.	200,000	18,612,500
Forest Laboratories, Inc. (a)	80,000	10,630,000
IVAX Corp. (a)	240,000	9,192,000
Merck & Co., Inc.	406,000	38,011,750
Pfizer, Inc.	1,577,200	72,551,200
		201,991,269
Medical Equipment & Supplies - 0.9%
Cardinal Health, Inc.	25,000	2,490,625
Johnson & Johnson	296,300	31,130,019
Millipore Corp.	34,700	2,186,100
		35,806,744
Medical Facilities Management - 1.4%
HCA - The Healthcare Co.	370,000	16,283,700
Tenet Healthcare Corp.	80,000	3,555,000
UnitedHealth Group, Inc.	433,600	26,612,200
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Facilities Management - continued
Universal Health Services, Inc. Class B (a)	35,000	$ 3,911,250
Wellpoint Health Networks, Inc. (a)	70,000	8,067,500
		58,429,650
TOTAL HEALTH		296,227,663
INDUSTRIAL MACHINERY & EQUIPMENT - 3.1%
Electrical Equipment - 2.5%
Anaren Microwave, Inc. (a)	60,000	4,031,250
General Electric Co.	2,048,100	98,180,794
Scientific-Atlanta, Inc.	80,000	2,605,000
		104,817,044
Industrial Machinery & Equipment - 0.6%
Dover Corp.	90,000	3,650,625
Tyco International Ltd.	360,000	19,980,000
		23,630,625
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		128,447,669
MEDIA & LEISURE - 1.3%
Broadcasting - 0.0%
NTL, Inc. warrants 10/14/08 (a)	3,742	71,098
Entertainment - 0.3%
Walt Disney Co.	459,600	13,299,675
Leisure Durables & Toys - 0.1%
Harley-Davidson, Inc.	100,000	3,975,000
Lodging & Gaming - 0.2%
International Game Technology (a)	75,000	3,600,000
Marriott International, Inc. Class A	150,000	6,337,500
		9,937,500
Publishing - 0.6%
Dow Jones & Co., Inc.	77,100	4,365,788
Knight-Ridder, Inc.	128,700	7,319,813
McGraw-Hill Companies, Inc.	56,000	3,283,000
The New York Times Co. Class A	219,200	8,781,700
		23,750,301
Restaurants - 0.1%
Darden Restaurants, Inc.	151,600	3,467,850
TOTAL MEDIA & LEISURE		54,501,424
NONDURABLES - 4.1%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	1,128,400	51,342,200
Pepsi Bottling Group, Inc.	389,800	15,567,638
The Coca-Cola Co.	425,000	25,898,438
		92,808,276
Foods - 1.4%
PepsiCo, Inc.	450,000	22,303,125

	Shares	Value (Note 1)
Quaker Oats Co.	284,000	$ 27,654,500
Sysco Corp.	280,000	8,400,000
		58,357,625
Household Products - 0.4%
Colgate-Palmolive Co.	270,000	17,428,500
TOTAL NONDURABLES		168,594,401
RETAIL & WHOLESALE - 2.2%
Apparel Stores - 0.2%
Talbots, Inc.	55,000	2,509,375
Venator Group, Inc. (a)	500,000	7,750,000
		10,259,375
General Merchandise Stores - 1.2%
Kohls Corp. (a)	45,000	2,745,000
Sears, Roebuck & Co.	334,600	11,627,350
The May Department Stores Co.	275,000	9,006,250
Wal-Mart Stores, Inc.	466,600	24,788,125
		48,166,725
Grocery Stores - 0.3%
Pathmark Stores, Inc. (a)	248,622	4,102,263
Safeway, Inc. (a)	150,000	9,375,000
		13,477,263
Retail & Wholesale, Miscellaneous - 0.5%
Home Depot, Inc.	324,300	14,816,456
Tiffany & Co., Inc.	155,800	4,927,175
		19,743,631
TOTAL RETAIL & WHOLESALE		91,646,994
SERVICES - 0.1%
Robert Half International, Inc. (a)	135,000	3,577,500
TECHNOLOGY - 11.7%
Communications Equipment - 3.2%
ADC Telecommunications, Inc. (a)	866,000	15,696,250
Cisco Systems, Inc. (a)	1,174,000	44,905,500
Comverse Technology, Inc. (a)	312,400	33,934,450
Corning, Inc.	360,000	19,012,500
Nortel Networks Corp.	590,000	18,916,875
		132,465,575
Computer Services & Software - 3.5%
Adobe Systems, Inc.	780,800	45,432,800
First Data Corp.	302,900	15,959,044
Microsoft Corp. (a)	897,700	38,937,738
Oracle Corp. (a)	1,010,800	29,376,375
Rational Software Corp. (a)	100,000	3,893,750
Sybase, Inc. (a)	200,000	3,962,500
VERITAS Software Corp. (a)	120,000	10,500,000
		148,062,207
Computers & Office Equipment - 2.1%
EMC Corp. (a)	386,400	25,695,600
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Hewlett-Packard Co.	340,000	$ 10,731,250
International Business Machines Corp.	319,400	27,149,000
Sun Microsystems, Inc. (a)	812,200	22,640,075
		86,215,925
Electronic Instruments - 0.1%
KLA-Tencor Corp. (a)	80,000	2,695,000
LAM Research Corp. (a)	75,300	1,091,850
		3,786,850
Electronics - 2.8%
Advanced Micro Devices, Inc. (a)	400,000	5,525,000
Analog Devices, Inc. (a)	49,200	2,518,425
AVX Corp.	150,000	2,456,250
Exar Corp. (a)	52,000	1,611,188
Integrated Device Technology, Inc. (a)	100,000	3,312,500
Intel Corp.	1,203,200	36,171,200
Motorola, Inc.	571,051	11,563,783
National Semiconductor Corp. (a)	173,000	3,481,625
PMC-Sierra, Inc. (a)	30,000	2,358,750
Sanmina Corp. (a)	50,000	3,831,250
Texas Instruments, Inc.	840,800	39,832,900
Vishay Intertechnology, Inc. (a)	194,700	2,944,838
		115,607,709
TOTAL TECHNOLOGY		486,138,266
TRANSPORTATION - 0.3%
Air Transportation - 0.3%
AMR Corp.	100,000	3,918,750
Delta Air Lines, Inc.	150,000	7,528,125
		11,446,875
UTILITIES - 3.9%
Cellular - 0.0%
Leap Wireless International, Inc. warrants 4/15/10 (a)(g)	500	1,000
McCaw International Ltd. warrants 4/16/07 (a)(g)	8,150	81,500
Sprint Corp. - PCS Group Series 1 (a)	100,000	2,043,750
		2,126,250
Electric Utility - 1.6%
Duke Energy Corp.	40,000	3,410,000
Energy East Corp.	408,100	8,034,469
Entergy Corp.	150,000	6,346,875
FPL Group, Inc.	250,000	17,937,500
PG&E Corp.	170,000	3,400,000
Pinnacle West Capital Corp.	112,500	5,357,813
PPL Corp.	128,500	5,806,594

	Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	170,100	$ 8,271,113
Reliant Energy, Inc.	190,000	8,229,375
		66,793,739
Gas - 0.9%
Dynegy, Inc. Class A	180,000	10,091,250
Enron Corp.	319,800	26,583,375
		36,674,625
Telephone Services - 1.4%
BellSouth Corp.	502,300	20,562,906
Ono Finance PLC rights 5/31/09 (a)(g)	1,740	10,440
Qwest Communications International, Inc. (a)	558,495	22,898,295
Sprint Corp. - FON Group	314,900	6,396,406
Verizon Communications	175,000	8,771,846
		58,639,893
TOTAL UTILITIES		164,234,507
TOTAL COMMON STOCKS (Cost $1,739,116,154)		2,055,592,179
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.1%
MEDIA & LEISURE - 0.1%
Broadcasting - 0.1%
Earthwatch, Inc. Series C $0.2975 (g)	111,200	27,800
Radio One, Inc. $65.00 (g)	5,700	4,517,250
		4,545,050
Nonconvertible Preferred Stocks - 1.3%
FINANCE - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,490	1,488,984
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Fresenius Medical Care Capital Trust II $7.875	653	628,166
MEDIA & LEISURE - 0.5%
Broadcasting - 0.4%
Adelphia Communications Corp. Series B, $13.00	7,763	621,040
Citadel Broadcasting Co. Series B, $13.25 pay-in-kind	29,312	2,462,208
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	97,878	10,179,312
Pegasus Communications Corp. $127.50 pay-in-kind	366	346,328
		13,608,888
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
MEDIA & LEISURE - continued
Publishing - 0.1%
PRIMEDIA, Inc.:
$9.20	37,775	$ 2,946,450
Series D, $10.00	19,485	1,597,770
		4,544,220
TOTAL MEDIA & LEISURE		18,153,108
UTILITIES - 0.8%
Cellular - 0.5%
Crown Castle International Corp. $127.50 pay-in-kind	5,790	5,558,400
Dobson Communications Corp. $130.00 pay-in-kind	683	607,870
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	15,498	12,863,340
		19,029,610
Telephone Services - 0.3%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	8,239	7,991,830
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	5,500	2,750,000
XO Communications, Inc. $7.00 pay-in-kind	122,390	3,916,480
		14,658,310
TOTAL UTILITIES		33,687,920
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,958,178
TOTAL PREFERRED STOCKS (Cost $66,892,662)		58,503,228
Corporate Bonds - 17.1%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.3%
HEALTH - 0.2%
Medical Facilities Management - 0.2%
Tenet Healthcare Corp. 6% 12/1/05	B1	$ 4,710,000	4,097,700
Total Renal Care Holdings, Inc.:
7% 5/15/09 (g)	B3	2,940,000	2,440,200
7% 5/15/09	B3	3,460,000	2,871,800
			9,409,700

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - 0.1%
Broadcasting - 0.1%
EchoStar Communications Corp. 4.875% 1/1/07	Caa2	$ 3,440,000	$ 2,571,400
TOTAL CONVERTIBLE BONDS			11,981,100
Nonconvertible Bonds - 16.8%
BASIC INDUSTRIES - 0.6%
Chemicals & Plastics - 0.4%
Avecia Group PLC 11% 7/1/09	B2	3,955,000	3,915,450
Huntsman Corp. 9.5% 7/1/07 (g)	B2	4,485,000	2,646,150
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	775,000	744,000
Lyondell Chemical Co.:
Series A, 9.625% 5/1/07	Ba3	2,000,000	1,940,000
Series B, 9.875% 5/1/07	Ba3	5,300,000	5,114,500
Sovereign Specialty Chemicals, Inc. 11.875% 3/15/10	B3	1,655,000	1,601,213
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	2,005,000	1,824,550
			17,785,863
Packaging & Containers - 0.1%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	2,825,000	1,751,500
9.75% 6/15/07	Caa1	3,675,000	2,315,250
			4,066,750
Paper & Forest Products - 0.1%
Potlatch Corp. 6.25% 3/15/02	Baa1	3,320,000	3,271,395
TOTAL BASIC INDUSTRIES			25,124,008
CONSTRUCTION & REAL ESTATE - 0.4%
Building Materials - 0.0%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2	1,120,000	1,080,800
American Standard, Inc. 7.375% 4/15/05	Ba2	165,000	159,638
Numatics, Inc. 9.625% 4/1/08	B3	170,000	105,400
			1,345,838
Real Estate - 0.1%
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	2,950,000	2,947,552
Real Estate Investment Trusts - 0.3%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	1,590,000	1,555,259
7.125% 3/15/04	Baa2	4,200,000	4,183,074
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - continued
Real Estate Investment Trusts - continued
Equity Office Properties Trust:
6.375% 2/15/03	Baa1	$ 3,600,000	$ 3,570,984
6.75% 2/15/08	Baa1	1,590,000	1,540,949
7.75% 11/15/07	Baa1	3,220,000	3,310,740
			14,161,006
TOTAL CONSTRUCTION & REAL ESTATE			18,454,396
DURABLES - 0.2%
Autos, Tires, & Accessories - 0.1%
TRW, Inc. 8.75% 5/15/06	Baa1	3,830,000	3,815,446
Home Furnishings - 0.0%
Sealy Mattress Co. 9.875% 12/15/07	B2	290,000	279,125
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	5,070,000	4,828,110
TOTAL DURABLES			8,922,681
ENERGY - 0.7%
Coal - 0.0%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	1,590,000	1,582,050
Energy Services - 0.1%
R&B Falcon Corp. Series B, 6.5% 4/15/03	Ba3	1,785,000	1,709,138
RBF Finance Co. 11% 3/15/06	Ba3	1,260,000	1,458,450
			3,167,588
Oil & Gas - 0.6%
Apache Corp. 7.625% 7/1/19	A3	2,970,000	3,072,584
Chesapeake Energy Corp. Series B:
7.875% 3/15/04	B2	890,000	863,300
9.625% 5/1/05	B2	2,510,000	2,572,750
Cross Timbers Oil Co. Series B:
8.75% 11/1/09	B2	2,700,000	2,706,750
9.25% 4/1/07	B2	290,000	293,625
Oryx Energy Co.:
8% 10/15/03	Baa1	3,055,000	3,165,927
8.125% 10/15/05	Baa1	4,935,000	5,220,737
8.375% 7/15/04	Baa1	2,335,000	2,461,020
Petro-Canada 7% 11/15/28	A3	1,290,000	1,213,181

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	$ 1,880,000	$ 2,151,171
Plains Resources, Inc. Series B, 10.25% 3/15/06	B2	245,000	243,775
			23,964,820
TOTAL ENERGY			28,714,458
FINANCE - 4.1%
Banks - 1.5%
Bank of America Corp. 7.8% 2/15/10	Aa3	2,870,000	2,990,397
Bank of Tokyo-Mitsubishi Ltd. 8.4% 4/15/10	A3	2,820,000	3,004,061
Bank One Capital III 8.75% 9/1/30	Aa3	2,400,000	2,346,456
Bank One Corp. 7.875% 8/1/10	A1	7,050,000	7,344,902
BankBoston Corp. 6.625% 2/1/04	A3	1,700,000	1,708,721
Capital One Bank:
6.26% 5/7/01	Baa2	3,160,000	3,153,775
6.375% 2/15/03	Baa2	2,870,000	2,802,670
6.48% 6/28/02	Baa2	1,740,000	1,701,720
6.65% 3/15/04	Baa3	2,320,000	2,239,983
Capital One Financial Corp. 7.125% 8/1/08	Baa3	5,040,000	4,602,226
Commonwealth Bank of Australia 8.5% 6/1/10	Aa3	1,700,000	1,874,403
Den Danske Bank AS 6.375% 6/15/08 (g)(j)	A1	8,340,000	8,204,475
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	500,000	509,915
Korea Development Bank:
6.625% 11/21/03	Baa2	4,165,000	4,089,197
7.125% 4/22/04	Baa2	675,000	673,022
7.375% 9/17/04	Baa2	615,000	615,141
Popular, Inc. 6.2% 4/30/01	A3	1,840,000	1,835,786
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	3,230,000	3,293,243
9.118% 3/31/49	A1	2,655,000	2,888,428
Summit Bancorp 8.625% 12/10/02	A3	1,730,000	1,791,502
Union Planters National Bank 6.81% 8/20/01	A3	3,500,000	3,500,770
			61,170,793
Credit & Other Finance - 2.1%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	Aa3	3,265,000	3,368,305
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	4,250,000	3,972,390
Associates Corp. of North America 5.8% 4/20/04	Aa3	4,880,000	4,797,089
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
CIT Group, Inc. 5.5% 2/15/04	A1	$ 680,000	$ 647,550
Citigroup, Inc. 7.25% 10/1/10	Aa3	8,200,000	8,471,666
Countrywide Funding Corp. 6.45% 2/27/03	A3	3,950,000	3,946,485
Daimler-Chrysler NA Holding Corp. Series B, 6.59% 6/18/02	A2	900,000	894,897
Details Capital Corp. 0% 11/15/07 (e)	Caa1	505,000	393,900
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	755,000	747,450
ERP Operating LP:
6.55% 11/15/01	A3	1,500,000	1,498,200
7.1% 6/23/04	A3	3,980,000	3,999,701
First Security Capital I 8.41% 12/15/26	A3	775,000	721,138
Ford Motor Credit Co.:
7.5% 3/15/05	A2	3,850,000	3,945,750
7.875% 6/15/10	A2	1,690,000	1,738,452
GS Escrow Corp.:
7% 8/1/03	Ba1	1,100,000	1,055,571
7.125% 8/1/05	Ba1	1,175,000	1,102,632
HSBC Capital Funding LP:
9.547% 12/31/49 (f)(g)	A1	1,600,000	1,755,280
10.176% 12/31/49 (f)(g)	A1	2,600,000	2,985,398
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	1,315,000	1,295,933
PNC Funding Corp. 6.875% 3/1/03	A3	2,020,000	2,025,474
PTC International Finance BV 0% 7/1/07 (e)	B2	5,950,000	4,373,250
PTC International Finance II SA 11.25% 12/1/09	B2	440,000	418,000
Qwest Capital Funding, Inc. 7.75% 8/15/06 (g)	Baa1	5,000,000	5,190,400
Sprint Capital Corp. 6.875% 11/15/28	Baa1	6,880,000	5,563,099
The Money Store, Inc. 7.3% 12/1/02	A2	2,550,000	2,586,287
TXU Eastern Funding:
6.15% 5/15/02	Baa1	2,510,000	2,469,213
6.75% 5/15/09	Baa1	3,925,000	3,683,416
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	2,905,000	2,565,638
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	3,100,000	3,263,060
Unilever Capital Corp. 6.875% 11/1/05	A1	4,580,000	4,729,308

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Verizon Global Funding Corp.:
6.75% 12/1/05 (g)	A1	$ 2,530,000	$ 2,537,590
7.75% 12/1/30 (g)	A1	3,730,000	3,826,905
			90,569,427
Savings & Loans - 0.3%
Home Savings of America FSB 6.5% 8/15/04	A3	2,830,000	2,812,879
Long Island Savings Bank FSB:
6.2% 4/2/01	Baa3	3,770,000	3,754,505
7% 6/13/02	Baa3	3,400,000	3,372,460
Sovereign Bancorp, Inc. 6.625% 3/15/01	Ba3	4,300,000	4,285,380
			14,225,224
Securities Industry - 0.2%
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,200,000	2,168,782
6.6% 5/15/05	A2	4,410,000	4,322,197
			6,490,979
TOTAL FINANCE			172,456,423
HEALTH - 0.2%
Medical Facilities Management - 0.2%
Columbia/HCA Healthcare Corp.:
6.73% 7/15/45	Ba2	1,185,000	1,147,969
7.15% 3/30/04	Ba2	700,000	681,625
Fountain View, Inc. 11.25% 4/15/08	Caa1	2,330,000	955,300
Tenet Healthcare Corp.:
Series B, 9.25% 9/1/10	Ba1	1,065,000	1,154,194
8.125% 12/1/08	Ba3	465,000	467,325
8.625% 12/1/03	Ba1	815,000	835,375
Unilab Corp. 12.75% 10/1/09	B3	725,000	779,375
			6,021,163
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Industrial Machinery & Equipment - 0.2%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	2,140,000	2,134,650
Roller Bearing Holding, Inc. 0% 6/15/09 (e)(g)	-	3,550,000	1,952,500
Tyco International Group SA:
7% 6/15/28	Baa1	5,310,000	4,999,684
yankee 6.375% 6/15/05	Baa1	830,000	827,161
			9,913,995
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Pollution Control - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	$ 2,345,000	$ 2,227,750
7.875% 1/1/09	Ba3	3,000,000	2,782,500
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,220,000	963,800
Envirosource, Inc. Series B, 9.75% 6/15/03	Caa3	50,000	15,000
			5,989,050
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			15,903,045
MEDIA & LEISURE - 4.3%
Broadcasting - 3.0%
AMFM Operating, Inc. 12.625% 10/31/06 pay-in-kind	-	1,523,800	1,752,370
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1	565,000	457,650
British Sky Broadcasting Group PLC 8.2% 7/15/09	Baa3	6,040,000	5,683,338
Callahan Nordrhein Westfalen:
0% 7/15/10 (e)(g)	B3	4,550,000	1,729,000
14% 7/15/10 (g)	B3	2,015,000	1,813,500
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	565,000	326,288
0% 4/1/11 (e)	B2	8,375,000	4,920,313
10% 4/1/09	B2	3,300,000	3,209,250
Citadel Broadcasting Co.:
9.25% 11/15/08	B3	1,165,000	1,121,313
10.25% 7/1/07	B3	7,080,000	7,097,700
Clear Channel Communications, Inc. 6.875% 6/15/18	Baa3	3,450,000	3,069,741
Comcast UK Cable Partners Ltd. 11.2% 11/15/07	B2	3,360,000	2,856,000
Continental Cablevision, Inc.:
8.3% 5/15/06	A3	3,275,000	3,401,415
8.625% 8/15/03	A3	2,790,000	2,892,142
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3	280,000	281,400
9.875% 5/15/06	Ba3	700,000	714,000
9.875% 4/1/23	B1	370,000	384,800
10.5% 5/15/16	Ba3	1,130,000	1,231,700

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	$ 3,730,000	$ 2,368,550
11.75% 12/15/05	B2	2,460,000	2,152,500
Earthwatch, Inc. 0% 7/15/07 (e)	-	2,265,000	1,359,000
EchoStar DBS Corp.:
9.25% 2/1/06	B1	1,510,000	1,472,250
9.375% 2/1/09	B1	7,685,000	7,492,875
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	5,215,000	4,041,625
9.25% 11/1/07	B1	1,020,000	1,020,000
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	1,630,000	1,401,800
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	1,910,000	1,910,000
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1	6,230,000	3,457,650
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	1,585,000	1,545,375
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	3,200,000	2,755,552
International Cabletel, Inc. Series B, 0% 2/1/06 (e)	B2	1,850,000	1,609,500
Knology Holding, Inc. 0% 10/15/07 (e)	-	1,660,000	348,600
NTL Communications Corp. 11.5% 10/1/08	B3	2,050,000	1,804,000
NTL, Inc. 0% 4/1/08 (e)	B3	9,455,000	5,200,250
Pegasus Communications Corp. 9.625% 10/15/05	B3	3,865,000	3,604,113
Spectrasite Holdings, Inc.:
0% 3/15/10 (e)	B3	12,670,000	6,081,600
12.5% 11/15/10 (g)	B3	2,000,000	1,980,000
TCI Communications, Inc. 9.8% 2/1/12	A3	4,550,000	5,175,443
Telemundo Holdings, Inc. 0% 8/15/08 (e)	Caa1	7,848,000	5,258,160
Telewest Communications PLC 0% 2/1/10 (e)	B1	3,335,000	1,500,750
Telewest PLC 11% 10/1/07	B1	3,665,000	3,197,713
Time Warner, Inc. 9.125% 1/15/13	Baa1	5,355,000	6,224,224
United Pan-Europe Communications NV:
0% 8/1/09 (e)	B2	2,930,000	908,300
0% 2/1/10 (e)	B2	8,630,000	2,502,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
United Pan-Europe Communications NV: - continued
10.875% 8/1/09	B2	$ 4,723,000	$ 3,022,720
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	1,935,000	1,930,840
			124,268,010
Entertainment - 0.3%
Mandalay Resort Group:
9.5% 8/1/08	Ba2	490,000	490,000
10.25% 8/1/07	Ba3	2,020,000	1,994,750
MGM Mirage, Inc. 8.5% 9/15/10	Baa3	170,000	171,700
Paramount Communications, Inc. 7.5% 1/15/02	A3	1,785,000	1,794,782
Park Place Entertainment Corp. 8.875% 9/15/08	Ba2	675,000	680,063
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	10,045,000	6,981,275
9.75% 6/15/07	B3	1,760,000	1,698,400
			13,810,970
Lodging & Gaming - 0.7%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	3,860,000	3,512,600
HMH Properties, Inc.:
Series A, 7.875% 8/1/05	Ba2	2,000,000	1,920,000
Series B, 7.875% 8/1/08	Ba2	5,860,000	5,552,350
Horseshoe Gaming LLC 8.625% 5/15/09	B2	5,235,000	5,077,950
International Game Technology 8.375% 5/15/09	Ba1	2,575,000	2,568,563
ITT Corp. 7.375% 11/15/15	Ba1	1,320,000	1,188,000
Station Casinos, Inc.:
8.875% 12/1/08	B1	1,670,000	1,636,600
9.875% 7/1/10	B1	4,740,000	4,870,350
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	2,130,000	2,119,350
			28,445,763
Publishing - 0.3%
K-III Communications Corp. 8.5% 2/1/06	Ba3	465,000	453,375
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	4,300,000	3,747,837
7.75% 1/20/24	Baa3	2,590,000	2,297,408

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
8% 10/17/16	Baa3	$ 2,450,000	$ 2,214,286
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	1,550,000	1,678,526
			10,391,432
Restaurants - 0.0%
NE Restaurant, Inc. 10.75% 7/15/08	B3	2,760,000	1,656,000
TOTAL MEDIA & LEISURE			178,572,175
NONDURABLES - 0.4%
Foods - 0.2%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	3,200,000	3,212,768
Del Monte Foods Co. 0% 12/15/07 (e)	Caa1	1,655,000	1,224,700
Nabisco, Inc. 6.85% 6/15/05	A2	3,930,000	3,916,952
			8,354,420
Tobacco - 0.2%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	3,955,000	3,949,582
7.25% 9/15/01	A2	1,450,000	1,443,475
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	3,500,000	3,407,495
			8,800,552
TOTAL NONDURABLES			17,154,972
RETAIL & WHOLESALE - 0.2%
General Merchandise Stores - 0.2%
Dayton Hudson Corp. 7.5% 7/15/06	A2	3,500,000	3,659,495
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	3,000,000	2,879,250
8.5% 6/15/03	Baa1	2,580,000	2,634,335
			9,173,080
SERVICES - 0.1%
Advertising - 0.1%
Lamar Media Corp.:
9.25% 8/15/07	B1	1,950,000	1,969,500
9.625% 12/1/06	B1	2,150,000	2,230,625
			4,200,125
Printing - 0.0%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,055,000	981,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
SERVICES - continued
Services - 0.0%
Medpartners, Inc. 7.375% 10/1/06	B2	$ 490,000	$ 453,250
TOTAL SERVICES			5,634,525
TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Corning, Inc. 6.85% 3/1/29	A2	2,350,000	2,046,145
Computers & Office Equipment - 0.3%
Comdisco, Inc. 6.375% 11/30/01	Baa2	8,300,000	7,636,000
Compaq Computer Corp. 7.45% 8/1/02	Baa2	3,700,000	3,690,417
Globix Corp. 12.5% 2/1/10	B-	3,270,000	1,144,500
			12,470,917
Electronics - 0.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3	2,180,000	1,798,500
Details, Inc. 10% 11/15/05	B3	520,000	478,400
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba3	4,425,000	4,380,750
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	3,000,000	2,460,000
			9,117,650
TOTAL TECHNOLOGY			23,634,712
TRANSPORTATION - 0.9%
Air Transportation - 0.2%
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	409,992	405,769
Class C2, 7.434% 3/15/06	Baa1	1,110,000	1,108,407
Delta Air Lines, Inc.:
7.57% 11/18/10	Aa2	895,000	951,134
8.3% 12/15/29	Baa3	4,000,000	3,440,600
Qantas Airways Ltd. 7.75% 6/15/09 (g)	Baa1	4,370,000	4,498,041
			10,403,951
Railroads - 0.7%
Canadian National Railway Co. 6.9% 7/15/28	Baa2	3,390,000	3,168,531
CSX Corp.:
6.25% 10/15/08	Baa2	2,385,000	2,282,850
6.46% 6/22/05	Baa2	5,120,000	5,093,786
Kansas City Southern Railway Co. 9.5% 10/1/08 (g)	Ba2	1,045,000	1,071,125

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	$ 6,610,000	$ 6,715,099
TFM SA de CV:
0% 6/15/09 (e)	B1	5,450,000	4,046,625
10.25% 6/15/07	B1	3,500,000	3,237,500
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	1,810,000	1,692,115
			27,307,631
TOTAL TRANSPORTATION			37,711,582
UTILITIES - 3.7%
Cellular - 1.9%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	3,230,000	1,824,950
Alamosa PCS Holdings, Inc. 0% 2/15/10 (e)	Caa1	3,855,000	1,734,750
Crown Castle International Corp. 0% 5/15/11 (e)	B3	6,330,000	4,241,100
Dobson Communications Corp. 10.875% 7/1/10	B3	1,235,000	1,210,300
Echostar Broadband Corp. 10.375% 10/1/07 (g)	B3	8,175,000	8,052,375
Horizon PCS, Inc. 0% 10/1/10 unit (e)(g)	Caa1	2,845,000	1,166,450
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2	500,000	290,000
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	7,505,000	4,503,000
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1	7,300,000	5,730,500
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	16,310,000	11,987,850
0% 2/15/08 (e)	B1	840,000	602,700
Nextel International, Inc. 12.75% 8/1/10 (g)	Caa1	895,000	720,475
Nextel Partners, Inc.:
11% 3/15/10	B3	625,000	596,875
11% 3/15/10	B3	1,585,000	1,513,675
TeleCorp PCS, Inc.:
0% 4/15/09 (e)	B3	4,785,000	3,265,763
10.625% 7/15/10	B3	715,000	727,513
Tritel PCS, Inc. 0% 5/15/09 (e)	B3	2,455,000	1,669,400
Triton PCS, Inc. 0% 5/1/08 (e)	B3	6,515,000	5,146,850
US Unwired, Inc. 0% 11/1/09 (e)	Caa1	3,705,000	1,593,150
Vodafone Group PLC 7.625% 2/15/05	A2	3,040,000	3,146,157
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2	$ 13,420,000	$ 9,729,500
10.375% 11/15/09	B2	7,440,000	7,998,000
			77,451,333
Electric Utility - 0.7%
AES Corp. 9.375% 9/15/10	Ba1	4,480,000	4,580,800
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	3,960,000	3,710,678
6.73% 12/11/02 (g)	Baa2	4,910,000	4,872,340
CMS Energy Corp.:
8.375% 7/1/03	Ba3	1,755,000	1,746,225
9.875% 10/15/07	Ba3	660,000	686,400
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	885,000	956,605
Hydro-Quebec yankee 8.4% 3/28/25	A2	2,620,000	2,948,082
Illinois Power Co. 7.5% 6/15/09	Baa1	1,880,000	1,925,609
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	3,920,000	3,456,578
yankee 7.875% 12/15/26 (g)	A3	1,960,000	1,755,121
Nisource Finance Corp. 7.875% 11/15/10 (g)	Baa2	4,065,000	4,279,120
Texas Utilities Co. 6.375% 1/1/08	Baa3	390,000	369,252
			31,286,810
Gas - 0.1%
Reliant Energy Resources Corp. 8.125% 7/15/05 (g)	Baa1	2,550,000	2,652,281
Sempra Energy 7.95% 3/1/10	A2	1,210,000	1,197,295
			3,849,576
Telephone Services - 1.0%
Asia Global Crossing Ltd. 13.375% 10/15/10 (g)	B2	2,200,000	1,897,500
AT&T Corp. 6.5% 3/15/29	A2	3,685,000	2,945,310
British Telecommunications PLC:
7.625% 12/15/05	A2	3,210,000	3,241,843
8.625% 12/15/30	A2	1,205,000	1,214,050
Cable & Wireless Optus Ltd. 8% 6/22/10 (g)	Baa1	3,020,000	3,311,007
Intermedia Communications, Inc.:
0% 7/15/07 (e)	B2	1,050,000	630,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
0% 3/1/09 (e)	B3	$ 1,410,000	$ 564,000
8.6% 6/1/08	B2	100,000	70,000
8.875% 11/1/07	B2	50,000	35,000
Ono Finance PLC 13% 5/1/09	Caa1	1,005,000	743,700
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	5,540,000	5,396,736
Telefonica Europe BV 8.25% 9/15/30	A2	2,760,000	2,777,857
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	6,886,000	6,822,373
7.7% 7/20/29	Baa1	5,110,000	5,087,158
Teligent, Inc. 11.5% 12/1/07	Caa1	4,295,000	558,350
WorldCom, Inc.:
8% 5/16/06	A3	2,140,000	2,192,516
8.875% 1/15/06	A3	3,139,000	3,242,461
			40,729,861
TOTAL UTILITIES			153,317,580
TOTAL NONCONVERTIBLE BONDS			700,794,800
TOTAL CORPORATE BONDS (Cost $747,033,297)			712,775,900
U.S. Government and Government Agency Obligations - 7.1%

U.S. Government Agency Obligations - 2.7%
Fannie Mae:
6% 12/15/05	Aaa	4,720,000	4,775,696
6% 5/15/08	Aaa	8,100,000	8,130,375
6.5% 4/29/09	Aaa	450,000	447,044
7% 7/15/05	Aaa	5,420,000	5,688,453
7.25% 1/15/10	Aaa	6,200,000	6,732,828
7.25% 5/15/30	Aaa	4,280,000	4,862,033
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	Aaa	2,000,000	2,231,880
Federal Home Loan Bank:
5.195% 9/11/01	Aaa	4,500,000	4,476,780
6.75% 2/1/02	Aaa	51,240,000	51,776,483
Freddie Mac:
6.45% 4/29/09	Aaa	935,000	925,211
6.75% 8/1/05	Aaa	2,500,000	2,592,975
6.875% 1/15/05	Aaa	3,255,000	3,387,218
6.875% 9/15/10	Aaa	3,900,000	4,152,876
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
7% 7/15/05	Aaa	$ 9,850,000	$ 10,336,295
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	2,825,000	2,893,817
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			113,409,964
U.S. Treasury Obligations - 4.4%
U.S. Treasury Bills, yield at date of purchase 6.16% 1/11/01 (i)	-	11,300,000	11,284,994
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	24,235,000	26,056,503
6.125% 8/15/29	Aaa	4,315,000	4,693,253
7.625% 2/15/25	Aaa	4,990,000	6,325,623
8.125% 8/15/19	Aaa	50,610,000	65,421,523
11.75% 2/15/10 (callable)	Aaa	15,045,000	18,552,290
12% 8/15/13	Aaa	3,740,000	5,283,909
13.875% 5/15/11 (callable)	Aaa	21,150,000	29,457,932
U.S. Treasury Notes:
4.75% 11/15/08	Aaa	150,000	145,851
6.25% 10/31/01	Aaa	820,000	824,100
6.5% 5/31/02	Aaa	7,900,000	8,018,500
6.625% 6/30/01	Aaa	2,514,000	2,524,994
7% 7/15/06	Aaa	500,000	544,220
7.25% 8/15/04	Aaa	1,404,000	1,500,960
TOTAL U.S. TREASURY OBLIGATIONS			180,634,652
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $288,427,820)			294,044,616
U.S. Government Agency - Mortgage Securities - 10.9%

Fannie Mae - 8.8%
6% 6/1/13 to 1/1/29	Aaa	52,560,940	51,451,325
6.5% 5/1/23 to 12/1/30	Aaa	85,402,303	84,288,942
6.5% 1/1/31 (h)	Aaa	950,000	936,641
7% 8/1/13 to 10/1/29	Aaa	118,219,258	118,553,575
7.5% 7/1/16 to 3/1/30	Aaa	28,545,754	28,991,167
7.5% 1/1/31 (h)	Aaa	28,438,000	28,864,570

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
8% 1/1/26 to 6/1/30	Aaa	$ 8,421,162	$ 8,631,382
8% 1/1/31 (h)	Aaa	43,278,000	44,359,950
TOTAL FANNIE MAE			366,077,552
Freddie Mac - 0.4%
7.5% 5/1/17 to 11/1/30	Aaa	16,820,366	17,088,828
8% 7/1/17 to 5/1/27	Aaa	460,106	471,661
8.5% 7/1/22 to 6/1/23	Aaa	23,150	24,047
TOTAL FREDDIE MAC			17,584,536
Government National Mortgage Association - 1.7%
6% 12/15/08 to 6/15/09	Aaa	2,098,621	2,098,680
6.5% 6/15/08 to 8/15/27	Aaa	33,928,112	33,786,486
7% 7/15/28	Aaa	16,960,029	17,034,144
7.5% 9/15/22 to 8/15/28	Aaa	17,788,569	18,114,363
8% 5/15/25	Aaa	72,675	74,673
8.5% 12/15/16	Aaa	17,129	17,829
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			71,126,175
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $449,402,731)			454,788,263
Asset-Backed Securities - 0.8%

Airplanes pass through trust 10.875% 3/15/19	Ba2	1,684,029	1,204,080
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	3,730,000	3,723,006
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	2,950,000	2,926,492
CIT Marine Trust 5.8% 4/15/10	Aaa	5,920,000	5,894,100
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	351,349	351,459
CPS Auto Receivables Trust 6% 8/15/03	Aaa	1,524,203	1,517,772
CSXT Trade Receivables Master Trust 6% 7/25/04	Aaa	4,600,000	4,614,375
DaimlerChrysler Auto Trust 6.7% 6/8/03	Aaa	4,880,000	4,896,013
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	2,680,000	2,687,956
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Ford Credit Auto Owner Trust: - continued
6.4% 12/15/02	Aa2	$ 1,480,000	$ 1,486,013
7.03% 11/15/03	Aaa	704,000	713,680
Green Tree Financial Corp. 6.8% 6/15/27	Aaa	94,330	94,330
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.2788% 2/5/03 (g)(j)	Baa2	1,073,313	1,070,462
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	2,650,000	2,716,250
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	1,569,486	1,576,353
TOTAL ASSET-BACKED SECURITIES (Cost $35,908,560)			35,472,341
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.1745% 12/29/25 (g)(j)	Ba3	947,541	465,627
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	3,300,000	3,169,023
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	2,600,000	2,466,141
sequential pay Series 2000-49 Class A, 7.5% 1/1/30	Aaa	5,547,000	5,692,609
TOTAL U.S. GOVERNMENT AGENCY			11,327,773
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,497,843)			11,793,400
Commercial Mortgage Securities - 1.7%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(j)	-	1,900,000	1,355,531
BTR 1 Trust weighted average coupon Series 1998-S1A Class G, 9.6815% 11/28/02 (g)(j)	Baa3	27,219	26,190

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	$ 3,000,000	$ 3,083,555
Class B, 7.48% 2/1/08	A	2,320,000	2,405,459
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1 Class E, 7.47% 1/10/13 (g)(j)	Baa1	5,490,000	5,489,572
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	5,730,000	5,635,713
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	4,260,000	4,135,528
Equitable Life Assurance Society of the United States:
Series 174:
Class C1, 7.52% 5/15/06 (g)	A2	2,300,000	2,385,531
Class D1, 7.77% 5/15/06 (g)	Baa2	2,200,000	2,261,875
Series 961 Class B1, 7.33% 5/15/06 (g)	Aa2	3,500,000	3,647,110
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/1/39 (j)	-	1,600,000	1,262,427
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	8,640,000	8,754,075
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.1103% 4/15/19 (g)(j)	-	500,000	200,000
Series 1997-B Class E, 7.8912% 9/15/19 (g)(j)	-	750,000	45,000
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (g)(j)	-	1,300,000	988,813
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba1	750,000	699,229
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(j)	Baa3	4,930,000	4,660,391
LTC Commercial Mortgage pass through certificates Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	2,960,190	2,890,811
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.3622% 3/17/28 (j)	Baa2	$ 4,260,000	$ 4,212,741
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 10.8698% 1/15/03 (g)(j)	-	800,000	746,750
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (g)	-	1,473,000	1,016,830
Class L, 7.9% 11/15/26 (g)	-	1,133,000	632,710
Structured Asset Securities Corp. Series 1996-CFL:
Class E, 7.75% 2/25/28	AA	2,390,000	2,412,966
Class G, 7.75% 2/25/28 (g)	BB	1,000,000	955,430
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	4,200,000	4,217,719
Series 1:
Class D2, 6.992% 12/15/10 (g)	Baa2	4,120,000	3,967,914
Class E2, 7.224% 12/15/10 (g)	Baa3	2,450,000	2,337,453
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,367,008)			70,427,323
Foreign Government and Government Agency Obligations (d) - 0.5%

Chile Republic 6.875% 4/28/09	Baa1	1,900,000	1,847,978
Israeli State euro 6.375% 12/19/01	A2	3,350,000	3,360,151
Korean Republic yankee 8.75% 4/15/03	Baa2	1,340,000	1,392,917
Newfoundland Province yankee 11.625% 10/15/07	Baa1	2,000,000	2,533,700
Quebec Province 7.5% 9/15/29	A2	7,220,000	7,705,184
United Mexican States 9.875% 2/1/10	Baa3	2,770,000	2,980,520
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,056,407)			19,820,450
Supranational Obligations - 0.1%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $4,720,123)	Aaa	$ 4,750,000	$ 4,837,685
Floating Rate Loans - 3.8%

BASIC INDUSTRIES - 0.5%
Chemicals & Plastics - 0.3%
CP Kelco:
Tranche B term loan 10.0613% 3/31/08 (j)	B1	720,000	694,800
Tranche C term loan 10.3113% 9/30/08 (j)	B1	240,000	231,600
Huntsman ICI Chemicals LLC sr. secured:
Tranche B term loan 9.6403% 6/30/07 (j)	-	1,227,840	1,233,979
Tranche C term loan 9.9373% 6/30/08 (j)	-	1,766,964	1,775,799
Lyondell Chemical Co. sr. secured Tranche E term loan 10.645% 5/17/06 (j)	-	4,278,283	4,342,457
Resolution Performance Products LLC Tranche B term loan 10.47% 11/14/08 (j)	Ba3	1,800,000	1,800,000
Scotts Co. Tranche B term loan 9.1875% 12/31/07 (j)	Ba3	1,200,000	1,200,000
			11,278,635
Packaging & Containers - 0.1%
Ball Corp. Tranche B term loan 8.5% 3/10/06 (j)	Ba2	2,000,000	2,010,000
Packaging Corp. of America Tranche B term loan 8.6514% 6/29/07 (j)	-	1,121,977	1,121,977
U.S. Can Corp. Tranche B term loan 10.2581% 10/4/08 (j)	-	3,400,000	3,417,000
			6,548,977
Paper & Forest Products - 0.1%
Stone Container Corp. Tranche E term loan 10.2812% 10/1/03 (j)	B+	3,102,575	3,102,575
TOTAL BASIC INDUSTRIES			20,930,187
DURABLES - 0.1%
Consumer Durables - 0.0%
Blount, Inc. Tranche B term loan 10.763% 6/30/06 (j)	B1	2,383,136	2,359,305
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
DURABLES - continued
Home Furnishings - 0.1%
Sealy Mattress Co.:
Tranche B term loan 8.625% 12/15/04 (j)	Ba3	$ 1,321,760	$ 1,323,412
Tranche C term loan 8.875% 12/15/05 (j)	Ba3	952,622	953,813
Tranche D term loan 9.125% 12/15/06 (j)	Ba3	1,217,572	1,219,094
			3,496,319
TOTAL DURABLES			5,855,624
ENERGY - 0.1%
Coal - 0.1%
P&L Coal Holdings Corp. Tranche B term loan 8.7673% 6/30/06 (j)	-	4,446,491	4,452,049
FINANCE - 0.2%
Credit & Other Finance - 0.2%
AES New York Funding Tranche B term loan 9.5625% 5/14/02 (j)	-	5,000,000	5,000,000
WCI Capital Corp. Tranche B term loan 11.25% 3/31/07 (j)	B2	1,800,000	1,602,000
			6,602,000
HEALTH - 0.3%
Medical Facilities Management - 0.3%
DaVita, Inc. term loan 10.5032% 3/31/06 (j)	Ba2	3,079,683	3,052,736
Quest Diagnostics, Inc.:
Tranche B term loan 9.808% 6/15/06 (j)	Ba3	2,864,951	2,886,438
Tranche C term loan 10.3703% 6/15/06 (j)	Ba3	2,635,049	2,654,812
Unilab Corp. Tranche B term loan 10.5625% 11/23/06 (j)	B1	3,150,000	3,173,625
			11,767,611
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Pollution Control - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 9.365% 7/21/06 (j)	Ba3	2,272,727	2,159,091
Tranche C term loan 9.6896% 7/21/07 (j)	Ba3	2,727,273	2,590,909
			4,750,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - 1.0%
Broadcasting - 0.7%
American Tower L P Tranche B term loan 10.05% 12/31/07 (j)	-	$ 4,200,000	$ 4,231,500
Century Cable Holdings LLC Tranche B term loan 9.19% 6/30/09 (j)	-	900,000	891,000
Century-TCI California L.P. Tranche B term loan 9.3% 12/31/07 (j)	Ba3	2,500,000	2,468,750
Charter Communication Operating LLC Tranche B term loan 9.26% 3/18/08 (j)	Ba3	8,750,000	8,706,250
Citadel Broadcasting Co. Tranche B term loan 9.875% 6/30/08 (j)	BB-	3,600,000	3,609,000
Entravision Communications Corp. Tranche B term loan 9.9375% 12/31/08 (j)	-	3,300,000	3,320,625
Pegasus Media & Communications, Inc. Tranche B term loan 10.1875% 4/30/05 (j)	-	4,650,000	4,650,000
Telemundo Group, Inc. Tranche B term loan 8.5631% 3/31/07 (j)	B1	2,895,753	2,881,274
			30,758,399
Entertainment - 0.1%
Six Flags Theme Park, Inc. Tranche B term loan 9.97% 9/30/05 (j)	Ba2	3,300,000	3,333,000
Lodging & Gaming - 0.1%
KSL Recreation Group, Inc. Tranche C term loan 11.25% 12/21/06 (j)	-	1,600,000	1,604,000
Starwood Hotels & Resorts Worldwide, Inc. term loan 9.4249% 2/23/03 (j)	-	850,000	854,250
			2,458,250
Publishing - 0.1%
Advanstar Communications, Inc. Tranche B term loan 10.14% 10/11/07 (j)	-	1,750,000	1,750,000
PRIMEDIA, Inc. Tranche B term loan 9.45% 7/31/04 (j)	Ba3	2,184,925	2,187,656
			3,937,656
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - continued
Restaurants - 0.0%
Domino's, Inc.:
Tranche B term loan 10.3125% 12/21/06 (j)	-	$ 999,085	$ 1,009,076
Tranche C term loan 10.3125% 12/21/07 (j)	-	1,000,915	1,010,924
			2,020,000
TOTAL MEDIA & LEISURE			42,507,305
NONDURABLES - 0.1%
Foods - 0.1%
Del Monte Corp. Tranche B term loan 9.5% 3/25/05 (j)	-	3,816,295	3,849,688
Tobacco - 0.0%
UST, Inc. Tranche B term loan 9.25% 2/16/05 (j)	A2	1,695,750	1,702,109
TOTAL NONDURABLES			5,551,797
RETAIL & WHOLESALE - 0.1%
Drug Stores - 0.1%
Duane Reade, Inc.:
Tranche B term loan 9.5611% 2/15/05 (j)	-	1,000,000	1,002,500
Tranche C term loan 9.8125% 2/15/06 (j)	-	2,197,497	2,197,497
			3,199,997
SERVICES - 0.3%
Leasing & Rental - 0.1%
Crown Castle Operating Co. Tranche B term loan 9.39% 3/15/08 (j)	Ba3	4,200,000	4,231,500
Interpool, Inc. Tranche B term loan 8.8125% 10/24/02 (j)	-	1,000,000	1,002,500
			5,234,000
Services - 0.2%
Iron Mountain, Inc. Tranche B term loan 9.5339% 2/28/06 (j)	-	6,694,750	6,728,224
TOTAL SERVICES			11,962,224
TECHNOLOGY - 0.1%
Computer Services & Software - 0.0%
Exodus Communications, Inc. Tranche B term loan 10.0133% 10/31/07 (j)	B+	1,150,000	1,155,750

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Electronic Instruments - 0.1%
Acterna LLC Tranche B term loan 9.6881% 9/30/07 (j)	-	$ 1,656,745	$ 1,656,745
TOTAL TECHNOLOGY			2,812,495
TRANSPORTATION - 0.0%
Railroads - 0.0%
Kansas City Southern Railway Co. Tranche B term loan 9.4488% 12/29/06 (j)	Ba1	1,200,000	1,212,000
UTILITIES - 0.9%
Cellular - 0.8%
Cook Inlet/Voicestream Operating Co. LLC Tranche B term loan 10.5% 12/31/08 (j)	B2	3,000,000	3,030,000
Microcell Telecommunications, Inc. Tranche E term loan 9.8613% 3/1/06 (j)	-	2,500,000	2,500,000
Nextel Finance Co.:
Tranche B term loan 10.1875% 6/30/08 (j)	Ba2	2,350,000	2,350,000
Tranche C term loan 10.4375% 12/31/08 (j)	Ba2	2,350,000	2,350,000
Powertel, Inc. Tranche A term loan 9.6875% 12/31/05 (j)	-	1,958,497	1,956,049
Tritel Holding Corp. Tranche B term loan 11.2138% 12/31/07 (j)	B2	4,250,000	4,292,500
Triton PCS, Inc. Tranche B term loan 9.6875% 2/4/07 (j)	-	5,850,000	5,893,875
VoiceStream PCS Holding LLC:
Tranche A term loan 9.62% 12/31/06 (j)	B1	2,000,000	1,965,000
Tranche B term loan 9.64% 2/25/09 (j)	B+	5,000,000	4,937,500
Western Wireless Corp.:
Tranche A term loan 8.535% 3/31/08 (j)	Ba2	2,100,000	2,079,000
Tranche B term loan 9.535% 9/30/08 (j)	Ba2	2,550,000	2,562,750
			33,916,674
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
UTILITIES - continued
Telephone Services - 0.1%
Global Crossing Holdings Ltd. Tranche B term loan 9.28% 6/30/06 (j)	-	$ 2,500,000	$ 2,512,500
McLeodUSA, Inc. Tranche B term loan 9.21% 5/31/08 (j)	Ba2	1,700,000	1,700,000
			4,212,500
TOTAL UTILITIES			38,129,174
TOTAL FLOATING RATE LOANS (Cost $160,091,773)			159,732,463
Commercial Paper - 0.2%

British Telecom PLC 6.8525% 10/9/01 (j) (Cost $6,789,655)	6,800,000	6,799,823
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 3.5%, dated 12/29/00 due 1/2/01 (Cost $2,635,000)	$ 2,636,025	2,635,000
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 6.53% (c)	124,831,059	124,831,059
Fidelity Money Market Central Fund, 6.71% (c)	204,160,162	204,160,162
Fidelity Securities Lending Cash Central Fund, 6.61% (c)	29,500	29,500
TOTAL MONEY MARKET FUNDS (Cost $329,020,721)		329,020,721
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,931,959,754)		4,216,243,392
NET OTHER ASSETS - (1.3)%		(52,706,047)
NET ASSETS - 100%		$ 4,163,537,345
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
543 S&P 500 Stock Index Contracts	March 2001	$ 181,226,250	$ (8,113,538)

The face value of futures purchased as a percentage of net assets - 4.4%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $129,262,085 or 3.1% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,284,994.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,417,500
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	23.5%	AAA, AA, A	20.5%
Baa	6.2%	BBB	5.8%
Ba	2.7%	BB	2.7%
B	5.6%	B	5.7%
Caa	0.9%	CCC	0.7%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.9%. FMR has determined that unrated debt securities that are lower quality account for 1.9% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $3,140,277,170 and $3,720,590,739, respectively, of which long-term U.S. government and government agency obligations aggregated $1,128,611,406 and $1,167,789,592, respectively.

On July 25, 2000, the fund transferred substantially all of its money market investments to Fidelity Money Market Central Fund in exchange for shares of this fund.
The market value of futures contracts opened and closed during the period amounted to $1,065,761,233 and $861,049,737, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $56,940 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $2,460,000 or 0.1% of net assets.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $28,313. The fund received cash collateral of $29,500 which was invested in cash equivalents.

Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,932,222,919. Net unrealized appreciation aggregated $284,020,473, of which $532,233,077 related to appreciated investment securities and $248,212,604 related to depreciated investment securities.

The fund hereby designates approximately $336,950,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $2,635,000) (cost $3,931,959,754) - See accompanying schedule		$ 4,216,243,392
Cash		294,011
Receivable for investments sold		13,232,828
Receivable for fund shares sold		4,082,811
Dividends receivable		1,347,885
Interest receivable		26,136,085
Other receivables		286,072
Total assets		4,261,623,084
Liabilities
Payable for investments purchased Regular delivery	$ 11,414,426
Delayed delivery	79,704,773
Payable for fund shares redeemed	1,940,076
Accrued management fee	1,828,001
Distribution fees payable	3,445
Payable for daily variation on futures contracts	2,470,650
Other payables and accrued expenses	694,868
Collateral on securities loaned, at value	29,500
Total liabilities		98,085,739
Net Assets		$ 4,163,537,345
Net Assets consist of:
Paid in capital		$ 3,640,549,785
Undistributed net investment income		177,028,055
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		69,784,035
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		276,175,470
Net Assets		$ 4,163,537,345
Initial Class: Net Asset Value, offering price and redemption price per share ($4,128,168,845 ÷ 257,911,216 shares)		$16.01
Service Class: Net Asset Value, offering price and redemption price per share ($30,583,461 ÷ 1,921,691 shares)		$15.91
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,785,039 ÷ 301,136 shares)		$15.89

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 29,325,758
Interest		168,110,468
Security lending		3,140
Total income		197,439,366
Expenses
Management fee	$ 23,914,241
Transfer agent fees	2,964,265
Distribution fees	31,339
Accounting and security lending fees	657,912
Non-interested trustees' compensation	21,992
Custodian fees and expenses	110,227
Registration fees	12,422
Audit	44,083
Legal	32,605
Miscellaneous	156,997
Total expenses before reductions	27,946,083
Expense reductions	(196,558)	27,749,525
Net investment income		169,689,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	87,310,978
Foreign currency transactions	13,196
Futures contracts	(15,371,708)	71,952,466
Change in net unrealized appreciation (depreciation) on:
Investment securities	(409,560,814)
Assets and liabilities in foreign currencies	251
Futures contracts	(8,113,538)	(417,674,101)
Net gain (loss)		(345,721,635)
Net increase (decrease) in net assets resulting from operations		$ (176,031,794)
Other Information Expense reductions Directed brokerage arrangements		$ 176,040
Custodian credits		20,518
		$ 196,558

See accompanying notes which are an integral part of the financial statements.

Annual Report

Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended December 31, 2000	Year ended December 31, 1999
Operations Net investment income	$ 169,689,841	$ 163,666,158
Net realized gain (loss)	71,952,466	365,307,199
Change in net unrealized appreciation (depreciation)	(417,674,101)	(14,691,723)
Net increase (decrease) in net assets resulting from operations	(176,031,794)	514,281,634
Distributions to shareholders From net investment income	(155,528,551)	(161,497,855)
From net realized gain	(361,637,025)	(204,563,949)
Total distributions	(517,165,576)	(366,061,804)
Share transactions - net increase (decrease)	(103,868,167)	(98,885,126)
Total increase (decrease) in net assets	(797,065,537)	49,334,704
Net Assets
Beginning of period	4,960,602,882	4,911,268,178
End of period (including undistributed net investment income of $177,028,055 and $163,666,159, respectively)	$ 4,163,537,345	$ 4,960,602,882

Other Information:
	Year ended December 31, 2000		Year ended December 31, 1999
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	15,773,125	$ 262,419,927	18,326,496	$ 320,298,483
Reinvested	31,454,002	514,587,479	21,655,706	365,548,318
Redeemed	(53,688,174)	(896,416,716)	(45,749,338)	(801,281,286)
Net increase (decrease)	(6,461,047)	$ (119,409,310)	(5,767,136)	$ (115,434,485)
Service Class Sold	741,504	$ 12,184,248	1,054,578	$ 18,334,058
Reinvested	157,694	2,567,255	30,528	513,486
Redeemed	(251,421)	(4,163,614)	(131,705)	(2,298,185)
Net increase (decrease)	647,777	$ 10,587,889	953,401	$ 16,549,359
Service Class 2 A Sold	312,250	$ 5,136,587
Reinvested	666	10,842
Redeemed	(11,780)	(194,175)
Net increase (decrease)	301,136	$ 4,953,254
Distributions From net investment income Initial Class		$ 154,762,338		$ 161,271,317
Service Class		762,991		226,538
Service Class 2 A		3,222		-
Total		$ 155,528,551		$ 161,497,855
From net realized gain Initial Class		$ 359,825,141		$ 204,277,001
Service Class		1,804,264		286,948
Service Class 2 A		7,620		-
Total		$ 361,637,025		$ 204,563,949
		$ 517,165,576		$ 366,061,804

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 18.67	$ 18.16	$ 18.01	$ 16.93	$ 15.79
Income from Investment Operations
Net investment income	.62 D	.59 D	.59 D	.57 D	.63
Net realized and unrealized gain (loss)	(1.30)	1.28	1.84	2.58	1.55
Total from investment operations	(.68)	1.87	2.43	3.15	2.18
Less Distributions
From net investment income	(.60) G	(.60)	(.57)	(.59)	(.57)
From net realized gain	(1.38) G	(.76)	(1.71)	(1.48)	(.47)
Total distributions	(1.98)	(1.36)	(2.28)	(2.07)	(1.04)
Net asset value, end of period	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Total Return B, C	(3.87)%	11.09%	15.05%	20.65%	14.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937	$ 3,641,194
Ratio of expenses to average net assets	.61%	.63%	.64%	.65%	.74%
Ratio of expenses to average net assets after expense reductions	.61%	.62% F	.63% F	.64% F	.73% F
Ratio of net investment income to average net assets	3.73%	3.36%	3.46%	3.43%	3.60%
Portfolio turnover rate	76%	94%	113%	101%	168%

Financial Highlights - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income D	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(1.31)	1.29	1.82	.29
Total from investment operations	(.71)	1.85	2.39	.39
Less Distributions
From net investment income	(.59) G	(.60)	(.57)	-
From net realized gain	(1.38) G	(.76)	(1.71)	-
Total distributions	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C	(4.06)%	11.01%	14.82%	2.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,583	$ 23,677	$ 5,801	$ 10
Ratio of expenses to average net assets	.72%	.74%	.78%	.75% A
Ratio of expenses to average net assets after expense reductions	.71% F	.73% F	.77% F	.75% A
Ratio of net investment income to average net assets	3.62%	3.25%	3.49%	3.52% A
Portfolio turnover rate	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Year ended December 31,	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17
Income from Investment Operations
Net investment income C	.53
Net realized and unrealized gain (loss)	(.84)
Total from investment operations	(.31)
Less Distributions
From net investment income	(.59) E
From net realized gain	(1.38) E
Total distributions	(1.97)
Net asset value, end of period	$ 15.89
Total Return B	(1.97)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,785
Ratio of expenses to average net assets	.88% A
Ratio of net investment income to average net assets	3.46% A
Portfolio turnover rate	76%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: the fund's original class of shares (Initial Class shares), Service Class shares and Service Class 2 shares. The fund commenced sale of Service Class 2 shares on January 12, 2000. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $159,732,463 or 3.8% of net assets.

Asset Manager Portfolio

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .53% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 27,618
Service Class 2	3,721
$ 31,339

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives asset-based fees with respect to each account in a fund. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 2,943,997
Service Class	19,014
Service Class 2	1,254
$ 2,964,265

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in one or more open-end money market funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. These funds (collectively referred to as the "Central Funds") are only available to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital, liquidity, and current income and do not pay a management fee.

The Fidelity Money Market Central Fund is principally used for the fund's strategic allocation to money market investments. The Fidelity Securities Lending Cash Central Fund and the Fidelity Cash Central Fund are principally used for allocations of available cash. Income distributions from the Central Funds are recorded as interest income in the accompanying financial statements except for distributions from the Fidelity Securities Lending Cash Central Fund, which are recorded as security lending income. Distributions from the Central Funds to the fund totaled $20,780,290 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Asset Manager Portfolio

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

7. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 19% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 21% of the total outstanding shares of the fund.

Asset Manager Portfolio

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund II and Shareholders of Asset Manager Portfolio:

We have audited the accompanying statement of assets and liabilities of Asset Manager Portfolio (the Fund), a fund of Variable Insurance Products Fund II (the Trust), including the portfolio of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Asset Manager Portfolio as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2001

Annual Report

Distributions

The Board of Trustees of Asset Manager Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/2/01	2/2/01	$.64	$.24
Service Class	2/2/01	2/2/01	$.63	$.24
Service Class 2	2/2/01	2/2/01	$.64	$.24

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 8.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 18% of the dividends distributed by Initial Class, Service Class and Service Class 2 during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

Annual Report

Annual Report

Asset Manager Portfolio

Asset Manager Portfolio

Asset Manager Portfolio

Asset Manager Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Bart Grenier, Vice President

Charles S. Morrison II, Vice President

John Todd, Vice President

Steven J. Snider, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Chase Manhattan Bank
New York, NY

VIPAM-ANN-0201 125455
1.540206.103

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

Market Environment	3	A review of what happened in world markets during the past 12 months.
Performance and Investment Summary	4	How the fund has done over time, and an overview of the fund's investments at the end of the period.
Fund Talk	7	The manager's review of fund performance, strategy, and outlook.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.
Independent Auditors' Report	23	The auditors' opinion.
Distributions	24

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Market Environment

It used to be that there were few parallels between international equity market performance relative to stock markets in the United States. In recent years, however, e-commerce and other technological advances have made trade between nations that are oceans apart easier and more efficient than ever. Thus, with the U.S. being one of the world's favorite trading partners, the performance of international markets has become that much more sensitive to fluctuations in the U.S. At no time was this more apparent than during 2000. As U.S. equities skyrocketed in the first quarter of the year, so too did most worldwide markets. And when rising interest rates, a slowing economy and near record-high oil prices hammered U.S. stocks for the remainder of the year, international issues fell in sync. Fixed-income markets generally demonstrated similar parallels, as investors worldwide - including the U.S. - retreated to the safety and relatively high returns of bonds.

U.S. Stock Markets

Compared to 1999, stock market behavior and performance in 2000 unfolded in almost the exact opposite direction. For instance, the technology sector, which drove the NASDAQ Composite Index to a record-high annual return of 86.12% in 1999, caused the same index to fall 39.17% in 2000, the worst decline in the benchmark's history. Also in 1999, growth outperformed value, equities did better than bonds, and initial public offerings (IPOs) and Internet stocks were all the rage. Conversely, in 2000, value was the investment style of choice, Treasury and government bonds soared while most major equity indexes finished the year with negative returns, and many IPOs and Internet stocks were given the cold shoulder. A number of factors figured into this role reversal. The surging economic growth of the past few years was tempered by a series of interest-rate hikes by the Federal Reserve Board. A sharp increase in oil prices accelerated the slowdown, and the resulting effect led to a series of corporate earnings disappointments. For the 12-month period ending December 31, 2000, the large-cap weighted Standard & Poor's 500SM Index fell 9.10%, the blue-chip Dow Jones Industrial Average declined 4.71%, and the Russell 2000® Index - a barometer of small-cap stock performance - dropped 3.02%.

Foreign Stock Markets

Asian equity markets were among the poorest-performing stock markets in 2000, as several countries in the region struggled to overcome bad loans and less-than-effective financial restructuring programs. South Korea posted one of the worst numbers, as the Korea Composite Stock Price Index (KOSPI) declined 55.88% during the year. The TOPIX Index, a benchmark of the Japanese stock market, fell 32.79%. Although Hong Kong was among the more resilient markets in the region, concerns about a slowdown in the U.S. dragged the Hang Seng Index down 9.51% during the period. Many European stock markets also floundered in 2000, thanks to the sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and significant capital outlays for third-generation mobile-phone licenses took their toll on corporate earnings, causing the Morgan Stanley Capital International Europe Index to decline 8.19% in 2000. The Canadian equity market was one of the only foreign players to enjoy positive performance. Heavily weighted in oil, gas and financial services - three of the year's best performing sectors - the Toronto Stock Exchange (TSE) 300 returned 3.78% for the 12-month period.

U.S. Bond Markets

Strong technical factors in the market propelled investment-grade bonds past stocks during the 12-month period that ended December 31, 2000. In its strongest showing since 1995, the Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 11.63% during this time frame. Early in 2000, Treasuries assumed market leadership from the spread sectors - corporate, mortgage and agency bonds - a position it never relinquished. A growing federal budget surplus spurred the U.S. government in January to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices soaring and yields plummeting. Anticipation that the Fed was finished raising interest rates following a half-point hike in May, combined with persistent flights to safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 13.52% during the period. Meanwhile, the Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 12.18% and 11.16%, respectively. Agencies rallied later in the period behind reduced political risk surrounding government-sponsored enterprises, while discount mortgages surged on higher-than-normal prepayment activity due to a strong housing market. Corporates lagged behind, hurt somewhat by deteriorating credit conditions and growing supply pressures. Still, the Lehman Brothers Credit Bond Index closed out the period up a respectable 9.39%.

Foreign Bond Markets

For the most part, foreign bonds - like those in the U.S. - outperformed their equity counterparts, but absolute returns varied among nations and regions. International government debt, for instance, struggled against the threat and/or realization of higher interest rates, inflation fears, a weakening euro and skepticism about the economic reform efforts of certain countries. For the 12-month period ending December 31, 2000, international government bonds fell 2.63%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. Conversely, emerging-markets bonds performed solidly throughout the year. The J.P. Morgan Emerging Markets Bond Index Global returned 14.41% for the 12-month period. During the past year, emerging-markets credit upgrades outnumbered downgrades by more than three to one.

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Index 500 - Initial Class	-9.30%	17.98%	16.95%
S&P 500 ®	-9.10%	18.33%	17.30%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Index 500 Portfolio - Initial Class on August 27, 1992, when the fund started. As the chart shows, by December 31, 2000 the value of the investment would have grown to $36,966 - a 269.66% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $37,896 - a 278.96% increase.

Investment Summary

Top Ten Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	4.0
Exxon Mobil Corp.	2.6
Pfizer, Inc.	2.5
Cisco Systems, Inc.	2.3
Citigroup, Inc.	2.2
Wal-Mart Stores, Inc.	2.0
Microsoft Corp.	2.0
American International Group, Inc.	1.9
Merck & Co., Inc.	1.8
Intel Corp.	1.7
23.0
Top Ten Market Sectors as of December 31, 2000
% of fund's net assets
Technology	21.9
Finance	17.4
Health	13.2
Utilities	9.7
Nondurables	6.5
Energy	6.5
Industrial Machinery & Equipment	6.0
Retail & Wholesale	5.8
Media & Leisure	3.9
Basic Industries	3.2

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of service class shares took place on July 7, 2000. Performance for service class shares reflects an asset-based distribution fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Index 500 - Service Class	-9.35%	17.97%	16.94%
S&P 500 ®	-9.10%	18.33%	17.30%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class on August 27, 1992, when the fund started. As the chart shows, by December 31, 2000 the value of the investment would have been $36,949 - a 269.49% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $37,896 - a 278.96% increase.

Investment Summary

Top Ten Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	4.0
Exxon Mobil Corp.	2.6
Pfizer, Inc.	2.5
Cisco Systems, Inc.	2.3
Citigroup, Inc.	2.2
Wal-Mart Stores, Inc.	2.0
Microsoft Corp.	2.0
American International Group, Inc.	1.9
Merck & Co., Inc.	1.8
Intel Corp.	1.7
23.0
Top Ten Market Sectors as of December 31, 2000
% of fund's net assets
Technology	21.9
Finance	17.4
Health	13.2
Utilities	9.7
Nondurables	6.5
Energy	6.5
Industrial Machinery & Equipment	6.0
Retail & Wholesale	5.8
Media & Leisure	3.9
Basic Industries	3.2

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Index 500 - Service Class 2	-9.52%	17.93%	16.92%
S&P 500	-9.10%	18.33%	17.30%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class 2 on August 27, 1992, when the fund started. As the chart shows, by December 31, 2000 the value of the investment would have grown to $36,880 - a 268.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $37,896 - a 278.96% increase.

Investment Summary

Top Ten Stocks as of December 31, 2000
% of fund's net assets
General Electric Co.	4.0
Exxon Mobil Corp.	2.6
Pfizer, Inc.	2.5
Cisco Systems, Inc.	2.3
Citigroup, Inc.	2.2
Wal-Mart Stores, Inc.	2.0
Microsoft Corp.	2.0
American International Group, Inc.	1.9
Merck & Co., Inc.	1.8
Intel Corp.	1.7
23.0
Top Ten Market Sectors as of December 31, 2000
% of fund's net assets
Technology	21.9
Finance	17.4
Health	13.2
Utilities	9.7
Nondurables	6.5
Energy	6.5
Industrial Machinery & Equipment	6.0
Retail & Wholesale	5.8
Media & Leisure	3.9
Basic Industries	3.2

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
James Creighton, who oversees the Index 500
Portfolio's investment
management personnel
as Managing Director for Bankers Trust, sub-adviser of the fund

Q. How did the fund perform, Jim?

A. For the 12-month period that ended December 31, 2000, the fund closely tracked the -9.10% return of the Standard & Poor's 500 Index.

Q. How would you describe the market environment during the past year?

A. It was a challenging environment, one marked by historically high levels of volatility, rapid sector rotations and dramatic style shifts. Technology stocks took center stage early in the period, leading the market's narrow advances. Investors went on a speculative binge in the pursuit of growth, snapping up shares of those companies expected to fuel the new economy. However, the tech bubble burst entering the spring, as the threat of higher interest rates and a sudden loss of confidence in valuation levels sent investors fleeing for stability elsewhere in the market. Given its one-third weighting in technology at the time, the S&P 500 lost more than 11% of its value just weeks after reaching its all-time high on March 27. Bargain hunting buoyed tech stocks in late May and June, as investors - sensing a slowing economy and possibly an end to the Federal Reserve Board's yearlong tightening cycle - began to ease their way back into the market. Earnings worries related to a decelerating economy, however, tempered optimism surrounding rates and spawned confusion and persistent volatility during the summer months. With the Fed choosing not to raise rates in August, stocks staged a "relief rally," lifting the S&P 500 to within points of its record high. However, it was all downhill from there.

Q. What changed the tone in the market?

A. Historically high energy prices and a deeply depressed European currency combined to further dampen the economy and cast a pall over growth stocks. One by one, companies from every industry in the tech sector were belted for failing to meet the Street's earnings forecasts, proving that even tech stocks were not immune to slowdowns and interest-rate cycles. If economic uncertainty wasn't enough reason to keep investors on the sidelines, political uncertainty surrounding an unresolved presidential election further intensified the pessimism that pervaded the market during the fall. Value stocks gained market leadership, as investors poured into economically sensitive cyclical and defensive stocks. The top-performing sectors during the period reflect this style rotation, with health care, finance and energy all posting double-digit returns. However, that wasn't enough to overcome the downturn in the technology sector and prevent the index from posting its first down year in a decade.

Q. Along with technology, which areas of the market suffered the most?

A. First, let me illustrate just how bad it was for big-cap tech stocks during the period. In sharp contrast to 1999, when seven out of the top-10 contributors in the S&P were tech names, there were zero in 2000. In fact, there were only three in the index's top 50 - EMC, Nortel and Oracle. Conversely, there were plenty on the bottom of the list, namely Microsoft, Lucent, Cisco and America Online. Also bringing up the rear were traditional telephone utilities, such as AT&T and WorldCom, which suffered from pricing pressures and increased competition in the consumer long-distance market. A slowdown in advertising spending, among other things, weighed on media stocks, while moderating consumer spending plagued retailing issues.

Q. What drove the market's top sectors during the period?

A. The health sector shined, thanks to the strength of big drug stocks such as Merck, Pfizer and Eli Lilly, which benefited from industry consolidation, strong product pipelines and favorable legislation. In finance, it was the companies involved in higher-growth businesses that performed the best. Insurance stocks, including American International Group, and diversified financials, such as Citigroup, led the way during the period. Finally, energy stocks, particularly the services companies, benefited from a favorable global supply/demand picture.

Q. What's your outlook?

A. Recent economic data suggests that the economy may be slowing more than the Fed originally intended, which leads me to believe that interest-rate cuts could be on the horizon. Although generally positive for stocks, rate cuts usually take six to nine months to take effect in the economy. The prospect of lower rates, declining energy costs and higher stock prices should ultimately cause a gradual re-acceleration in both consumer and capital spending. However, until then, corporations may continue to disappoint on the earnings front, which could keep the markets off balance.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to provide returns that correspond to those of the S&P 500 index

Start date: August 27, 1992

Size: as of December 31, 2000, more than $4.1 billion

Manager: Bankers Trust, since 1997

3

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments December 31, 2000

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 1.8%
Aerospace & Defense - 1.6%
BFGoodrich Co.	38,200	$ 1,389,525
Boeing Co.	320,068	21,124,488
Honeywell International, Inc.	320,625	15,169,570
ITT Industries, Inc.	32,900	1,274,875
Lockheed Martin Corp.	145,486	4,939,250
Northrop Grumman Corp.	24,100	2,000,300
Rockwell International Corp.	65,700	3,128,963
Textron, Inc.	51,600	2,399,400
United Technologies Corp.	164,700	12,949,538
		64,375,909
Defense Electronics - 0.1%
Raytheon Co. Class B	117,200	3,640,525
Ship Building & Repair - 0.1%
General Dynamics Corp.	69,600	5,428,800
TOTAL AEROSPACE & DEFENSE		73,445,234
BASIC INDUSTRIES - 3.2%
Chemicals & Plastics - 1.9%
Air Products & Chemicals, Inc.	80,200	3,288,200
Ashland, Inc.	24,800	890,072
Avery Dennison Corp.	39,100	2,145,613
Dow Chemical Co.	237,400	8,694,775
E.I. du Pont de Nemours and Co.	365,879	17,676,529
Eastman Chemical Co.	27,275	1,329,656
Engelhard Corp.	44,800	912,800
FMC Corp. (a)	10,700	767,056
Great Lakes Chemical Corp.	20,000	743,750
Hercules, Inc.	37,700	718,656
Newell Rubbermaid, Inc.	97,793	2,224,791
Pharmacia Corp.	452,523	27,603,903
PPG Industries, Inc.	60,800	2,815,800
Praxair, Inc.	55,300	2,453,938
Rohm & Haas Co.	76,136	2,764,689
Sealed Air Corp. (a)	29,360	895,480
Union Carbide Corp.	47,200	2,539,950
		78,465,658
Iron & Steel - 0.1%
Allegheny Technologies, Inc.	31,992	507,873
Crane Co.	22,500	639,844
Nucor Corp.	32,400	1,285,875
USX - U.S. Steel Group	33,000	594,000
Worthington Industries, Inc.	30,150	243,084
		3,270,676
Metals & Mining - 0.4%
Alcan Aluminium Ltd.	119,243	4,084,264
Alcoa, Inc.	299,004	10,016,634
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	55,200	472,650

	Shares	Value (Note 1)
Inco Ltd. (a)	64,436	$ 1,078,804
Phelps Dodge Corp.	28,857	1,610,581
		17,262,933
Packaging & Containers - 0.0%
Ball Corp.	9,930	457,401
Bemis Co., Inc.	15,300	513,506
Tupperware Corp.	19,400	396,488
		1,367,395
Paper & Forest Products - 0.8%
Boise Cascade Corp.	19,200	645,600
Georgia-Pacific Group	80,138	2,494,295
International Paper Co.	169,036	6,898,782
Kimberly-Clark Corp.	183,932	13,002,153
Louisiana-Pacific Corp.	40,600	411,075
Mead Corp.	35,100	1,101,263
Pactiv Corp. (a)	65,100	805,613
Potlatch Corp.	11,200	375,900
Temple-Inland, Inc.	19,400	1,040,325
Westvaco Corp.	31,050	906,272
Weyerhaeuser Co.	80,600	4,090,450
Willamette Industries, Inc.	36,000	1,689,750
		33,461,478
TOTAL BASIC INDUSTRIES		133,828,140
CONSTRUCTION & REAL ESTATE - 0.3%
Building Materials - 0.2%
Fortune Brands, Inc.	56,800	1,704,000
Masco Corp.	154,900	3,978,994
Sherwin-Williams Co.	57,800	1,520,863
Vulcan Materials Co.	35,300	1,689,988
		8,893,845
Construction - 0.1%
Centex Corp.	20,600	773,788
Kaufman & Broad Home Corp.	16,400	552,475
Massey Energy Corp.	3,930	50,108
Pulte Corp.	14,900	628,594
		2,004,965
TOTAL CONSTRUCTION & REAL ESTATE		10,898,810
DURABLES - 1.8%
Autos, Tires, & Accessories - 1.1%
AutoZone, Inc. (a)	48,250	1,375,125
Cooper Tire & Rubber Co.	28,100	298,563
Cummins Engine Co., Inc.	15,800	599,413
Dana Corp.	57,966	887,604
Danaher Corp.	49,300	3,370,888
Delphi Automotive Systems Corp.	197,835	2,225,644
Eaton Corp.	25,300	1,902,244
Ford Motor Co.	649,234	15,216,422
General Motors Corp.	195,078	9,936,786
Common Stocks - continued
	Shares	Value (Note 1)
DURABLES - continued
Autos, Tires, & Accessories - continued
Genuine Parts Co.	61,750	$ 1,617,078
Goodyear Tire & Rubber Co.	54,800	1,259,852
Johnson Controls, Inc.	29,400	1,528,800
Navistar International Corp. (a)	22,770	596,289
PACCAR, Inc.	27,890	1,373,583
TRW, Inc.	42,100	1,631,375
Visteon Corp.	54,894	631,281
		44,450,947
Consumer Durables - 0.4%
Minnesota Mining & Manufacturing Co.	138,400	16,677,200
Snap-On, Inc.	20,300	565,863
		17,243,063
Consumer Electronics - 0.1%
Black & Decker Corp.	30,300	1,189,275
Maytag Corp.	30,700	991,994
Whirlpool Corp.	23,600	1,125,425
		3,306,694
Home Furnishings - 0.0%
Leggett & Platt, Inc.	68,500	1,297,219
Textiles & Apparel - 0.2%
Liz Claiborne, Inc.	21,900	911,588
NIKE, Inc. Class B	98,200	5,480,788
Reebok International Ltd. (a)	19,800	541,332
VF Corp.	41,300	1,496,712
		8,430,420
TOTAL DURABLES		74,728,343
ENERGY - 6.5%
Energy Services - 0.8%
Baker Hughes, Inc.	114,630	4,764,309
Halliburton Co.	156,500	5,673,125
McDermott International, Inc.	19,200	206,400
Nabors Industries, Inc. (a)	50,517	2,988,081
Rowan Companies, Inc. (a)	31,800	858,600
Schlumberger Ltd. (NY Shares)	200,100	15,995,494
Transocean Sedco Forex, Inc.	73,006	3,358,276
		33,844,285
Oil & Gas - 5.7%
Amerada Hess Corp.	32,100	2,345,306
Anadarko Petroleum Corp.	86,219	6,128,447
Apache Corp.	42,200	2,956,638
Burlington Resources, Inc.	75,657	3,820,679
Chevron Corp.	224,700	18,973,106
Conoco, Inc. Class B	217,031	6,280,335
Devon Energy Corp.	43,800	2,670,486
EOG Resources, Inc.	43,100	2,357,031
Exxon Mobil Corp.	1,221,433	106,188,332
Kerr-McGee Corp.	32,394	2,168,373

	Shares	Value (Note 1)
Occidental Petroleum Corp.	127,900	$ 3,101,575
Phillips Petroleum Co.	88,600	5,039,125
Royal Dutch Petroleum Co. (NY Shares)	752,375	45,565,711
Sunoco, Inc.	31,200	1,051,050
Texaco, Inc.	191,900	11,921,788
The Coastal Corp.	74,400	6,570,450
Tosco Corp.	51,300	1,740,994
Unocal Corp.	84,250	3,259,422
USX - Marathon Group	107,700	2,988,675
		235,127,523
TOTAL ENERGY		268,971,808
FINANCE - 17.4%
Banks - 5.9%
AmSouth Bancorp.	133,400	2,034,350
Bank of America Corp.	577,640	26,499,235
Bank of New York Co., Inc.	270,100	14,906,144
Bank One Corp.	401,499	14,704,901
BB&T Corp.	137,200	5,119,275
Capital One Financial Corp.	69,400	4,567,388
Chase Manhattan Corp.	455,269	20,686,285
Comerica, Inc.	54,700	3,247,813
Fifth Third Bancorp	160,987	9,618,973
First Union Corp.	342,745	9,532,595
Firstar Corp.	340,442	7,915,277
FleetBoston Financial Corp.	313,083	11,760,180
Huntington Bancshares, Inc.	85,814	1,389,114
J.P. Morgan & Co., Inc.	58,600	9,698,300
KeyCorp	156,014	4,368,392
Mellon Financial Corp.	170,200	8,371,713
National City Corp.	214,642	6,170,958
Northern Trust Corp.	77,400	6,312,938
PNC Financial Services Group, Inc.	102,400	7,481,600
Regions Financial Corp.	74,000	2,021,125
SouthTrust Corp.	59,000	2,400,563
State Street Corp.	55,700	6,918,497
Summit Bancorp	61,300	2,340,894
SunTrust Banks, Inc.	104,800	6,602,400
Synovus Finanical Corp.	95,600	2,575,225
U.S. Bancorp	281,851	8,226,526
Union Planters Corp.	47,400	1,694,550
Wachovia Corp.	70,700	4,109,438
Wells Fargo & Co.	594,300	33,095,081
		244,369,730
Credit & Other Finance - 3.6%
American Express Co.	478,037	26,262,158
CIT Group, Inc. Class A	88,800	1,787,100
Citigroup, Inc.	1,766,881	90,221,361
Countrywide Credit Industries, Inc.	39,200	1,969,800
Household International, Inc.	164,182	9,030,010
MBNA Corp.	295,311	10,908,050
Common Stocks - continued
	Shares	Value (Note 1)
FINANCE - continued
Credit & Other Finance - continued
Old Kent Financial Corp.	44,975	$ 1,967,656
Providian Financial Corp.	99,600	5,727,000
		147,873,135
Federal Sponsored Credit - 1.2%
Fannie Mae	352,900	30,614,075
Freddie Mac	241,900	16,660,863
USA Education, Inc.	55,700	3,787,600
		51,062,538
Insurance - 4.4%
Aetna, Inc. (a)	49,500	2,032,594
AFLAC, Inc.	92,200	6,655,688
Allstate Corp.	258,042	11,240,955
AMBAC Financial Group, Inc.	37,050	2,160,478
American General Corp.	85,652	6,980,638
American International Group, Inc.	812,768	80,108,446
Aon Corp.	102,325	3,504,631
CIGNA Corp.	55,200	7,302,960
Cincinnati Financial Corp.	55,900	2,211,544
Conseco, Inc.	113,216	1,493,036
Hartford Financial Services Group, Inc.	78,300	5,529,938
Jefferson-Pilot Corp.	36,800	2,750,800
Lincoln National Corp.	67,800	3,207,788
Loews Corp.	36,300	3,759,319
Marsh & McLennan Companies, Inc.	94,150	11,015,550
MBIA, Inc.	33,700	2,498,013
MetLife, Inc.	270,600	9,471,000
MGIC Investment Corp.	36,800	2,481,700
Progressive Corp.	24,700	2,559,538
SAFECO Corp.	45,800	1,505,675
The Chubb Corp.	63,400	5,484,100
The St. Paul Companies, Inc.	73,392	3,986,103
Torchmark Corp.	45,500	1,748,906
UnumProvident Corp.	83,138	2,234,334
		181,923,734
Savings & Loans - 0.4%
Charter One Financial, Inc.	76,335	2,204,173
Golden West Financial Corp.	56,400	3,807,000
Washington Mutual, Inc.	189,762	10,069,246
		16,080,419
Securities Industry - 1.9%
Bear Stearns Companies, Inc.	39,297	1,991,867
Charles Schwab Corp.	480,500	13,634,188
Franklin Resources, Inc.	86,100	3,280,410
Lehman Brothers Holdings, Inc.	83,900	5,673,738
Merrill Lynch & Co., Inc.	279,700	19,072,044
Morgan Stanley Dean Witter & Co.	396,612	31,431,501

	Shares	Value (Note 1)
Stilwell Financial, Inc.	77,200	$ 3,044,575
T. Rowe Price Group, Inc. (a)	41,400	1,749,797
		79,878,120
TOTAL FINANCE		721,187,676
HEALTH - 13.2%
Drugs & Pharmaceuticals - 9.1%
Allergan, Inc.	45,900	4,443,694
ALZA Corp. (a)	82,200	3,493,500
American Home Products Corp.	458,400	29,131,320
Amgen, Inc. (a)	361,800	23,132,588
Bausch & Lomb, Inc.	18,600	752,138
Biogen, Inc. (a)	52,500	3,153,281
Bristol-Myers Squibb Co.	685,300	50,669,369
Chiron Corp. (a)	64,200	2,856,900
Eli Lilly & Co.	394,692	36,731,024
Forest Laboratories, Inc. (a)	30,500	4,052,688
King Pharmaceuticals, Inc. (a)	57,024	2,947,428
Medimmune, Inc. (a)	72,600	3,462,112
Merck & Co., Inc.	815,300	76,332,463
Pfizer, Inc.	2,225,725	102,383,350
Quintiles Transnational Corp. (a)	41,400	866,813
Schering-Plough Corp.	511,600	29,033,300
Sigma-Aldrich Corp.	28,300	1,112,544
Watson Pharmaceuticals, Inc. (a)	35,100	1,796,681
		376,351,193
Medical Equipment & Supplies - 3.5%
Abbott Laboratories	541,400	26,224,063
Baxter International, Inc.	102,100	9,016,706
Becton, Dickinson & Co.	87,500	3,029,688
Biomet, Inc.	60,400	2,397,125
Boston Scientific Corp. (a)	145,000	1,984,688
C.R. Bard, Inc.	18,100	842,781
Cardinal Health, Inc.	97,950	9,758,269
Guidant Corp. (a)	107,000	5,771,313
Johnson & Johnson	492,300	51,722,269
McKesson HBOC, Inc.	98,048	3,518,943
Medtronic, Inc.	426,400	25,743,900
Millipore Corp.	15,500	976,500
St. Jude Medical, Inc. (a)	28,229	1,734,319
Stryker Corp.	69,000	3,490,710
		146,211,274
Medical Facilities Management - 0.6%
HCA - The Healthcare Co.	195,112	8,586,879
HEALTHSOUTH Corp. (a)	133,800	2,182,613
Humana, Inc. (a)	56,100	855,525
Manor Care, Inc. (a)	35,800	738,375
Tenet Healthcare Corp.	108,400	4,817,025
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Facilities Management - continued
UnitedHealth Group, Inc.	112,600	$ 6,910,825
Wellpoint Health Networks, Inc. (a)	22,100	2,547,025
		26,638,267
TOTAL HEALTH		549,200,734
INDUSTRIAL MACHINERY & EQUIPMENT - 6.0%
Electrical Equipment - 4.4%
American Power Conversion Corp. (a)	70,000	866,250
Avaya, Inc. (a)	96,808	998,332
Emerson Electric Co.	149,800	11,806,113
General Electric Co.	3,441,379	164,971,055
Scientific-Atlanta, Inc.	55,500	1,807,219
Thomas & Betts Corp.	23,100	373,931
W.W. Grainger, Inc.	32,100	1,171,650
		181,994,550
Industrial Machinery & Equipment - 1.4%
Briggs & Stratton Corp.	8,000	355,000
Caterpillar, Inc.	123,100	5,824,169
Cooper Industries, Inc.	33,746	1,550,207
Deere & Co.	82,100	3,761,206
Dover Corp.	72,100	2,924,556
Illinois Tool Works, Inc.	104,100	6,200,456
Ingersoll-Rand Co.	56,700	2,374,313
Pall Corp.	43,100	918,569
Parker-Hannifin Corp.	38,925	1,717,566
The Stanley Works	31,100	969,931
Timken Co.	20,984	317,383
Tyco International Ltd.	613,363	34,041,647
		60,955,003
Pollution Control - 0.2%
Allied Waste Industries, Inc. (a)	59,800	870,838
Waste Management, Inc.	224,609	6,232,900
		7,103,738
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		250,053,291
MEDIA & LEISURE - 3.9%
Broadcasting - 1.2%
Clear Channel Communications, Inc. (a)	204,442	9,902,659
Comcast Corp. Class A (special) (a)	322,200	13,451,850
Time Warner, Inc.	468,140	24,455,634
		47,810,143
Entertainment - 1.3%
Carnival Corp.	214,000	6,593,875
Viacom, Inc. Class B (non-vtg.) (a)	529,793	24,767,823
Walt Disney Co.	719,200	20,811,850
		52,173,548
Leisure Durables & Toys - 0.2%
Brunswick Corp.	31,600	519,425

	Shares	Value (Note 1)
Harley-Davidson, Inc.	105,000	$ 4,173,750
Hasbro, Inc.	61,904	657,730
Mattel, Inc.	145,776	2,105,005
		7,455,910
Lodging & Gaming - 0.2%
Harrah's Entertainment, Inc. (a)	36,700	967,963
Hilton Hotels Corp.	127,800	1,341,900
Marriott International, Inc. Class A	86,100	3,637,725
Starwood Hotels & Resorts Worldwide, Inc. unit	64,668	2,279,547
		8,227,135
Publishing - 0.5%
American Greetings Corp. Class A	24,300	229,331
Dow Jones & Co., Inc.	27,500	1,557,188
Gannett Co., Inc.	92,400	5,826,975
Harcourt General, Inc.	20,800	1,189,760
Knight-Ridder, Inc.	30,000	1,706,250
McGraw-Hill Companies, Inc.	68,700	4,027,538
Meredith Corp.	17,800	572,938
The New York Times Co. Class A	60,600	2,427,788
Tribune Co.	108,250	4,573,563
		22,111,331
Restaurants - 0.5%
Darden Restaurants, Inc.	46,900	1,072,838
McDonald's Corp.	463,000	15,742,000
Starbucks Corp. (a)	63,500	2,809,875
Tricon Global Restaurants, Inc. (a)	54,610	1,802,130
Wendy's International, Inc.	42,700	1,120,875
		22,547,718
TOTAL MEDIA & LEISURE		160,325,785
NONDURABLES - 6.5%
Beverages - 1.7%
Adolph Coors Co. Class B	12,200	979,813
Anheuser-Busch Companies, Inc.	315,100	14,337,050
Brown-Forman Corp. Class B (non-vtg.)	22,800	1,516,200
Coca-Cola Enterprises, Inc.	147,700	2,806,300
The Coca-Cola Co.	875,100	53,326,406
		72,965,769
Foods - 1.9%
Archer-Daniels-Midland Co.	218,954	3,284,310
Campbell Soup Co.	148,300	5,134,888
ConAgra Foods, Inc.	178,500	4,641,000
General Mills, Inc.	105,500	4,701,344
H.J. Heinz Co.	124,150	5,889,366
Hershey Foods Corp.	47,000	3,025,625
Kellogg Co.	139,500	3,661,875
PepsiCo, Inc.	501,300	24,845,681
Quaker Oats Co.	47,100	4,586,363
Ralston Purina Co.	105,200	2,748,350
Sara Lee Corp.	293,500	7,209,094
Common Stocks - continued
	Shares	Value (Note 1)
NONDURABLES - continued
Foods - continued
Sysco Corp.	230,800	$ 6,924,000
Wm. Wrigley Jr. Co.	40,700	3,899,569
		80,551,465
Household Products - 2.0%
Avon Products, Inc.	83,900	4,016,713
Clorox Co.	81,300	2,886,150
Colgate-Palmolive Co.	201,900	13,032,645
Gillette Co.	366,100	13,225,363
International Flavors & Fragrances, Inc.	36,300	737,344
Procter & Gamble Co.	460,500	36,120,469
Unilever NV (NY Shares)	198,852	12,515,248
		82,533,932
Tobacco - 0.9%
Philip Morris Companies, Inc.	779,500	34,298,000
UST, Inc.	59,300	1,664,106
		35,962,106
TOTAL NONDURABLES		272,013,272
PRECIOUS METALS - 0.1%
Barrick Gold Corp.	137,000	2,248,913
Homestake Mining Co.	85,500	358,031
Newmont Mining Corp.	58,465	997,559
Placer Dome, Inc.	113,600	1,094,931
TOTAL PRECIOUS METALS		4,699,434
RETAIL & WHOLESALE - 5.8%
Apparel Stores - 0.3%
Gap, Inc.	295,275	7,529,513
The Limited, Inc.	149,780	2,555,621
TJX Companies, Inc.	108,100	2,999,775
		13,084,909
Drug Stores - 0.5%
CVS Corp.	136,200	8,163,488
Longs Drug Stores Corp.	13,100	316,038
Walgreen Co.	353,900	14,797,444
		23,276,970
General Merchandise Stores - 3.0%
Consolidated Stores Corp. (a)	36,800	391,000
Costco Wholesale Corp. (a)	154,878	6,185,440
Dillards, Inc. Class A	34,900	412,256
Dollar General Corp.	110,816	2,091,652
Federated Department Stores, Inc. (a)	70,800	2,478,000
JCPenney Co., Inc.	88,600	963,525
Kmart Corp. (a)	165,800	880,813
Kohls Corp. (a)	113,800	6,941,800
Nordstrom, Inc.	47,500	863,906
Sears, Roebuck & Co.	122,100	4,242,975
Target Corp.	312,000	10,062,000

	Shares	Value (Note 1)
The May Department Stores Co.	116,700	$ 3,821,925
Wal-Mart Stores, Inc.	1,578,700	83,868,438
		123,203,730
Grocery Stores - 0.6%
Albertson's, Inc.	148,981	3,947,997
Kroger Co. (a)	292,000	7,902,250
Safeway, Inc. (a)	172,000	10,750,000
SUPERVALU, Inc.	44,100	611,888
Winn-Dixie Stores, Inc.	49,700	962,938
		24,175,073
Retail & Wholesale, Miscellaneous - 1.4%
Alberto-Culver Co. Class B	18,500	792,031
Bed Bath & Beyond, Inc. (a)	95,800	2,143,525
Best Buy Co., Inc. (a)	70,800	2,093,025
Circuit City Stores, Inc. - Circuit City Group	70,800	814,200
Home Depot, Inc.	814,050	37,191,909
Lowe's Companies, Inc.	132,700	5,905,150
Office Depot, Inc. (a)	115,000	819,375
RadioShack Corp.	66,500	2,847,031
Staples, Inc. (a)	163,350	1,929,572
Tiffany & Co., Inc.	48,600	1,536,975
Toys 'R' Us, Inc. (a)	83,900	1,400,081
		57,472,874
TOTAL RETAIL & WHOLESALE		241,213,556
SERVICES - 0.6%
Advertising - 0.2%
Interpublic Group of Companies, Inc.	107,800	4,588,238
Omnicom Group, Inc.	62,200	5,154,825
		9,743,063
Leasing & Rental - 0.0%
Ryder System, Inc.	26,600	442,225
Printing - 0.1%
Deluxe Corp.	26,800	677,236
R.R. Donnelley & Sons Co.	45,500	1,228,500
		1,905,736
Services - 0.3%
Cendant Corp. (a)	241,541	2,324,832
Convergys Corp. (a)	54,100	2,451,406
Ecolab, Inc.	45,100	1,947,756
Fluor Corp. (a)	26,200	866,238
H&R Block, Inc.	35,200	1,456,400
Moody's Corp.	57,100	1,466,756
National Service Industries, Inc.	14,100	362,194
Robert Half International, Inc. (a)	63,400	1,680,100
		12,555,682
TOTAL SERVICES		24,646,706
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - 21.9%
Communications Equipment - 4.5%
ADC Telecommunications, Inc. (a)	268,100	$ 4,859,313
Andrew Corp. (a)	30,812	670,161
Cabletron Systems, Inc. (a)	63,000	948,938
Cisco Systems, Inc. (a)	2,527,800	96,688,350
Comverse Technology, Inc. (a)	57,200	6,213,350
Corning, Inc.	326,500	17,243,281
Lucent Technologies, Inc.	1,178,806	15,913,881
Nortel Networks Corp.	1,090,880	34,976,340
Tellabs, Inc. (a)	143,200	8,090,800
		185,604,414
Computer Services & Software - 6.5%
Adobe Systems, Inc.	86,800	5,050,675
America Online, Inc. (a)	824,200	28,682,160
Autodesk, Inc.	21,000	565,688
Automatic Data Processing, Inc.	220,900	13,985,731
BMC Software, Inc. (a)	84,600	1,184,400
BroadVision, Inc. (a)	98,500	1,163,531
Ceridian Corp. (a)	51,200	1,020,800
Citrix Systems, Inc. (a)	62,700	1,410,750
Computer Associates International, Inc.	202,512	3,948,984
Computer Sciences Corp. (a)	58,900	3,541,363
Compuware Corp. (a)	124,900	780,625
Electronic Data Systems Corp.	163,300	9,430,575
Equifax, Inc.	48,400	1,388,475
First Data Corp.	145,200	7,650,225
IMS Health, Inc.	106,700	2,880,900
Intuit, Inc. (a)	72,000	2,839,500
Mercury Interactive Corp. (a)	27,800	2,508,950
Microsoft Corp. (a)	1,873,100	81,245,713
NCR Corp. (a)	33,700	1,655,513
Novell, Inc. (a)	115,300	601,722
Oracle Corp. (a)	1,968,600	57,212,438
Parametric Technology Corp. (a)	93,900	1,261,781
Paychex, Inc.	130,225	6,332,191
PeopleSoft, Inc. (a)	98,800	3,674,125
Sabre Holdings Corp. Class A	48,864	2,107,260
Sapient Corp. (a)	39,600	472,725
Siebel Systems, Inc. (a)	151,400	10,238,425
Unisys Corp. (a)	108,100	1,580,963
VERITAS Software Corp. (a)	137,000	11,987,500
Yahoo!, Inc. (a)	192,400	5,784,025
		272,187,713
Computers & Office Equipment - 5.0%
Adaptec, Inc. (a)	35,700	365,925
Apple Computer, Inc. (a)	118,700	1,765,663
Compaq Computer Corp.	600,662	9,039,963
Dell Computer Corp. (a)	904,600	15,773,963
EMC Corp. (a)	768,350	51,095,275
Gateway, Inc. (a)	111,800	2,011,282

	Shares	Value (Note 1)
Hewlett-Packard Co.	695,800	$ 21,961,188
International Business Machines Corp.	616,000	52,360,000
Lexmark International, Inc. Class A (a)	44,600	1,976,338
Network Appliance, Inc. (a)	109,700	7,041,369
Palm, Inc.	202,475	5,732,573
Pitney Bowes, Inc.	92,500	3,064,063
Sun Microsystems, Inc. (a)	1,128,700	31,462,513
Symbol Technologies, Inc.	51,700	1,861,200
Xerox Corp.	231,800	1,072,075
		206,583,390
Electronic Instruments - 0.9%
Agilent Technologies, Inc. (a)	158,020	8,651,595
Applera Corp. - Applied Biosystems Group	72,500	6,819,531
Applied Materials, Inc. (a)	284,200	10,852,888
KLA-Tencor Corp. (a)	64,200	2,162,738
Novellus Systems, Inc. (a)	45,601	1,638,786
PerkinElmer, Inc.	17,100	1,795,500
Tektronix, Inc.	32,700	1,101,581
Teradyne, Inc. (a)	60,200	2,242,450
Thermo Electron Corp. (a)	61,000	1,814,750
		37,079,819
Electronics - 4.9%
Advanced Micro Devices, Inc. (a)	111,600	1,541,475
Altera Corp. (a)	141,400	3,720,588
Analog Devices, Inc. (a)	125,000	6,398,438
Applied Micro Circuits Corp. (a)	104,300	7,827,389
Broadcom Corp. Class A (a)	82,400	6,921,600
Conexant Systems, Inc. (a)	79,400	1,220,775
Intel Corp.	2,364,400	71,079,775
JDS Uniphase Corp. (a)	337,391	14,064,987
Linear Technology Corp.	114,900	5,314,125
LSI Logic Corp. (a)	110,500	1,888,445
Maxim Integrated Products, Inc. (a)	99,200	4,743,000
Micron Technology, Inc. (a)	198,400	7,043,200
Molex, Inc.	69,300	2,460,150
Motorola, Inc.	764,315	15,477,379
National Semiconductor Corp. (a)	61,800	1,243,725
Power-One, Inc. (a)	26,600	1,045,713
QLogic Corp. (a)	31,800	2,448,600
Sanmina Corp. (a)	52,600	4,030,475
Solectron Corp. (a)	221,361	7,504,138
Texas Instruments, Inc.	607,298	28,770,743
Vitesse Semiconductor Corp. (a)	63,400	3,506,813
Xilinx, Inc. (a)	115,000	5,304,375
		203,555,908
Photographic Equipment - 0.1%
Eastman Kodak Co.	109,400	4,307,625
TOTAL TECHNOLOGY		909,318,869
Common Stocks - continued
	Shares	Value (Note 1)
TRANSPORTATION - 0.7%
Air Transportation - 0.3%
AMR Corp.	51,300	$ 2,010,319
Delta Air Lines, Inc.	44,700	2,243,381
Southwest Airlines Co.	183,475	6,151,917
US Airways Group, Inc. (a)	24,800	1,005,950
		11,411,567
Railroads - 0.3%
Burlington Northern Santa Fe Corp.	148,454	4,203,104
CSX Corp.	75,738	1,964,454
Norfolk Southern Corp.	128,400	1,709,325
Union Pacific Corp.	86,100	4,369,575
		12,246,458
Trucking & Freight - 0.1%
FedEx Corp. (a)	101,240	4,045,550
TOTAL TRANSPORTATION		27,703,575
UTILITIES - 9.7%
Cellular - 1.0%
ALLTEL Corp.	111,200	6,943,050
Nextel Communications, Inc. Class A (a)	267,500	6,620,625
QUALCOMM, Inc. (a)	262,000	21,533,125
Sprint Corp. - PCS Group Series 1 (a)	325,700	6,656,494
		41,753,294
Electric Utility - 2.6%
AES Corp. (a)	165,900	9,186,713
Allegheny Energy, Inc.	38,900	1,874,494
Ameren Corp.	45,800	2,121,113
American Electric Power Co., Inc.	112,937	5,251,571
Calpine Corp. (a)	92,418	4,164,586
Cinergy Corp.	52,813	1,855,057
CMS Energy Corp.	43,622	1,382,272
Consolidated Edison, Inc.	78,700	3,029,950
Constellation Energy Corp.	50,300	2,266,644
Dominion Resources, Inc.	83,057	5,564,819
DTE Energy Co.	52,900	2,059,794
Duke Energy Corp.	130,507	11,125,722
Edison International	115,200	1,800,000
Entergy Corp.	79,700	3,372,306
Exelon Corp.	112,700	7,912,667
FirstEnergy Corp.	76,700	2,420,844
FPL Group, Inc.	62,800	4,505,900
GPU, Inc.	39,900	1,468,819
Niagara Mohawk Holdings, Inc. (a)	62,600	1,044,638
NiSource, Inc.	78,247	2,406,095
PG&E Corp.	133,500	2,670,000

	Shares	Value (Note 1)
Pinnacle West Capital Corp.	30,000	$ 1,428,750
PPL Corp.	48,540	2,193,401
Progress Energy, Inc.	97,574	4,799,421
Progress Energy, Inc. warrants 12/31/07 (a)	34,400	15,480
Public Service Enterprise Group, Inc.	75,400	3,666,325
Reliant Energy, Inc.	100,722	4,362,522
Southern Co.	224,800	7,474,600
TXU Corp.	91,300	4,045,731
XCEL Energy, Inc.	115,305	3,351,052
		108,821,286
Gas - 1.2%
Dynegy, Inc. Class A	111,419	6,246,428
El Paso Energy Corp.	80,500	5,765,813
Enron Corp.	265,700	22,086,313
KeySpan Corp.	45,100	1,911,113
Kinder Morgan, Inc.	40,400	2,108,375
NICOR, Inc.	16,300	703,956
ONEOK, Inc.	10,706	515,226
Peoples Energy Corp.	12,300	550,425
Sempra Energy	69,641	1,619,153
Williams Companies, Inc.	153,600	6,134,400
		47,641,202
Telephone Services - 4.9%
AT&T Corp.	1,310,148	22,681,937
BellSouth Corp.	653,600	26,756,750
CenturyTel, Inc.	48,500	1,733,875
Global Crossing Ltd. (a)	318,025	4,551,733
Qwest Communications International, Inc. (a)	588,160	24,114,560
SBC Communications, Inc.	1,200,070	57,303,343
Sprint Corp. - FON Group	307,400	6,244,063
Verizon Communications	944,234	47,329,729
WorldCom, Inc. (a)	1,001,755	14,087,180
		204,803,170
TOTAL UTILITIES		403,018,952
TOTAL COMMON STOCKS (Cost $2,774,784,431)		4,125,254,185
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utility - 0.0%
NiSource, Inc. $2.60 SAILS (a) (Cost $34,434)	17,218	47,350
U.S. Treasury Obligations - 0.6%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 5.36% to 6.3% 1/4/01 to 3/29/01 (b) (Cost $24,373,149)	-	$ 24,618,000	$ 24,378,411
Cash Equivalents - 8.0%
	Shares
Bankers Trust Institutional Daily Assets Fund, 6.57% (c) (Cost $331,324,105)	331,324,105	331,324,105
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $3,130,516,119)		4,481,004,051
NET OTHER ASSETS - (8.0)%		(331,863,254)
NET ASSETS - 100%		$ 4,149,140,797
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
57 S&P 500 Stock Index Contracts	March 2001	$ 19,023,750	$ (139,392)
The face value of futures purchased as a percentage of net assets - 0.5%
Security Type Abbreviations
SAILS	-	Stock Appreciation Income Linked Securities
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,378,411.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases of securities, other than short-term securities, aggregated $480,429,467. Sales of securities, other than short-term securities, aggregated $1,337,651,473, of which $1,105,950,791 represents the value of securities delivered in redemption of fund shares. The realized gain (loss) of $53,833,587 on securities delivered in redemption of fund shares is not taxable to the fund.

The market value of futures contracts opened and closed during the period amounted to $1,028,589,587 and $1,063,898,442, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company or Bankers Trust Company. The commissions paid to these affiliated firms were $0 and $34,914, respectively for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $322,823,479. The fund received cash collateral of $331,324,105 which was invested in cash equivalents.

Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,134,379,723. Net unrealized appreciation aggregated $1,346,624,328, of which $1,648,657,104 related to appreciated investment securities and $302,032,776 related to depreciated investment securities.

The fund hereby designates approximately $21,559,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At December 31, 2000, the fund had a capital loss carryforward of approximately $12,929,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2000
Assets
Investment in securities, at value (cost $3,130,516,119) - See accompanying schedule		$ 4,481,004,051
Cash		36,461
Receivable for fund shares sold		6,666,090
Dividends receivable		3,469,570
Other receivables		45,557
Total assets		4,491,221,729
Liabilities
Payable for investments purchased	$ 7,829,380
Payable for fund shares redeemed	1,503,596
Accrued management fee	637,641
Payable for daily variation on futures contracts	410,603
Other payables and accrued expenses	375,607
Collateral on securities loaned, at value	331,324,105
Total liabilities		342,080,932
Net Assets		$ 4,149,140,797
Net Assets consist of:
Paid in capital		$ 2,766,129,586
Undistributed net investment income		44,119,720
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,457,049)
Net unrealized appreciation (depreciation) on investments		1,350,348,540
Net Assets		$ 4,149,140,797
Initial Class: Net Asset Value, offering price and redemption price per share ($4,148,727,817 ÷ 27,744,808 shares)		$149.53
Service Class: Net Asset Value, offering price and redemption price per share ($89,661 ÷ 599.9 shares)		$149.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($323,319 ÷ 2,167.3 shares)		$149.18

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 52,788,646
Interest		4,201,935
Security lending		385,890
Total income		57,376,471
Expenses
Management fee	$ 11,346,273
Transfer agent fees	3,079,823
Distribution fees	343
Accounting fees	650,078
Non-interested trustees' compensation	16,114
Registration fees	59,131
Audit	62,896
Legal	33,617
Miscellaneous	218,152
Total expenses before reductions	15,466,427
Expense reductions	(2,271,492)	13,194,935
Net investment income		44,181,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	62,586,274
Foreign currency transactions	(569)
Futures contracts	(14,113,863)	48,471,842
Change in net unrealized appreciation (depreciation) on:
Investment securities	(537,752,200)
Futures contracts	(1,310,932)	(539,063,132)
Net gain (loss)		(490,591,290)
Net increase (decrease) in net assets resulting from operations		$ (446,409,754)
Other Information Expense reductions FMR reimbursement
Initial class		$ 2,243,429
Service class		24
Service class 2		271
Custodian credits		27,768
		$ 2,271,492

See accompanying notes which are an integral part of the financial statements.

Annual Report

Variable Insurance Products: Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended December 31, 2000	Year ended December 31, 1999
Operations Net investment income	$ 44,181,536	$ 51,674,088
Net realized gain (loss)	48,471,842	9,155,111
Change in net unrealized appreciation (depreciation)	(539,063,132)	832,662,055
Net increase (decrease) in net assets resulting from operations	(446,409,754)	893,491,254
Distributions to shareholders From net investment income	(51,736,686)	(39,106,912)
From net realized gain	(22,615,438)	(26,536,833)
Total distributions	(74,352,124)	(65,643,745)
Share transactions - net increase (decrease)	(868,832,015)	938,819,660
Total increase (decrease) in net assets	(1,389,593,893)	1,766,667,169
Net Assets
Beginning of period	5,538,734,690	3,772,067,521
End of period (including undistributed net investment income of $44,119,720 and $51,598,237, respectively)	$ 4,149,140,797	$ 5,538,734,690

Other Information:
	Year ended December 31, 2000		Year ended December 31, 1999
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	8,463,215	$ 1,364,549,374	12,455,112	$ 1,868,929,324
Reinvested	477,249	74,350,653	468,884	65,643,745
Redeemed	(14,280,085)	(2,308,173,895)	(6,545,615)	(995,753,409)
Net increase (decrease)	(5,339,621)	$ (869,273,868)	6,378,381	$ 938,819,660
Service Class B Sold	600	$ 100,000
Reinvested	-	-
Redeemed	-	-
Net increase (decrease)	600	$ 100,000
Service Class 2 A Sold	2,387	$ 375,234
Reinvested	9	1,470
Redeemed	(229)	(34,851)
Net increase (decrease)	2,167	$ 341,853
Distributions From net investment income Initial Class		$ 51,735,663		$ 39,106,912
Service Class B		-		-
Service Class 2 A		1,023		-
Total		$ 51,736,686		$ 39,106,912
From net realized gain Initial Class		$ 22,614,991		$ 26,536,833
Service Class B		-		-
Service Class 2 A		447		-
Total		$ 22,615,438		$ 26,536,833
		$ 74,352,124		$ 65,643,745

A Service Class 2 commenced sale of shares January 12, 2000.

B Service Class commenced sale of shares July 7, 2000.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 167.41	$ 141.24	$ 114.40	$ 89.05	$ 75.71
Income from Investment Operations
Net investment income	1.51 D	1.64 D	1.65 D	1.80 D	1.04
Net realized and unrealized gain (loss)	(16.99)	26.88	29.70	26.67	15.55
Total from investment operations	(15.48)	28.52	31.35	28.47	16.59
Less Distributions
From net investment income	(1.67)	(1.40)	(1.36)	(1.03)	(.91)
From net realized gain	(.73)	(.95)	(3.15)	(2.09)	(2.34)
Total distributions	(2.40)	(2.35)	(4.51)	(3.12)	(3.25)
Net asset value, end of period	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Total Return B, C	(9.30)%	20.52%	28.31%	32.83%	22.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042	$ 823,243
Ratio of expenses to average net assets	.28% F	.28% F	.28% F	.28% F	.28% F
Ratio of net investment income to average net assets	.94%	1.09%	1.33%	1.74%	2.26%
Portfolio turnover rate	10%	8%	4%	9%	14%

Financial Highlights - Service Class

Year ended December 31,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 166.69
Income from Investment Operations
Net investment income D	.65
Net realized and unrealized gain (loss)	(17.88)
Total from investment operations	(17.23)
Net asset value, end of period	$ 149.46
Total ReturnB, C	(10.34)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 90
Ratio of expenses to average net assets	.38% A, F
Ratio of net investment income to average net assets	.84% A
Portfolio turnover rate	10%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Year ended December 31,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 163.25
Income from Investment Operations
Net investment income D	1.04
Net realized and unrealized gain (loss)	(12.71)
Total from investment operations	(11.67)
Less Distributions
From net investment income	(1.67)
From net realized gain	(.73)
Total distributions	(2.40)
Net asset value, end of period	$ 149.18
Total Return B, C	(7.21)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 323
Ratio of expenses to average net assets	.53% A, F
Ratio of net investment income to average net assets	.69% A
Portfolio turnover rate	10%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Index 500 Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Index 500 Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: the fund's original class of shares (Initial Class shares), Service Class shares and Service Class 2 shares. The fund commenced sale of Service Class 2 and Service Class shares on January 12, 2000 and July 7, 2000, respectively. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a basic fee that is computed daily at an annual rate of .24% of the fund's average net assets.

Sub-Adviser and Security Lending Fees. Beginning January 1, 2001, FMR Co. (FMRC) will serve as a sub-adviser for the funds. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets.

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 70% of net income from the securities lending program. Bankers Trust retains no more than 30% of net income under this agreement. For the period, Bankers Trust retained $122,843.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 47
Service Class 2	296
$ 343

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives asset-based fees with respect to each account in a fund. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 3,079,505
Service Class	31
Service Class 2	287
$ 3,079,823

Accounting Fees. Fidelity Service Company, Inc. (FSC) maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR or Bankers Trust. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Index 500 Portfolio

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .28%, .38% and .53% of average net assets for the Initial Class, Service Class and Service Class 2, respectively.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

7. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 29% of the outstanding shares of the fund.

Index 500 Portfolio

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund II and Shareholders of Index 500 Portfolio:

We have audited the accompanying statement of assets and liabilities of Index 500 Portfolio (the Fund), a fund of Variable Insurance Products Fund II (the Trust), including the portfolio of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index 500 Portfolio Fund as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2001

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 7.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 100% of the dividends distributed by the Initial Class and Service Class 2 during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

Annual Report

Annual Report

Index 500 Portfolio

Index 500 Portfolio

Index 500 Portfolio

Index 500 Portfolio

Index 500 Portfolio

Index 500 Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Bankers Trust Company

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

Bankers Trust Company
New York, NY

VIPIDX-ANN-0201 125463
1.540028.103